As filed with the Securities and Exchange Commission on March 5, 2010

1933 Act File No. 333-_____
1940 Act File No. 811-_____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. ____	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. ____	[ ]

(Check appropriate box or boxes.)

CHOU U.S. MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)

c/o Atlantic Fund Administration, LLC
Three Canal Plaza, Suite 600
Portland, Maine  04101
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (207) 347-2088

Atlantic Fund Administration, LLC
Three Canal Plaza, Suite 600
Portland, Maine  04101
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

CHOU U.S. MUTUAL FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for Chou Global Value Fund and Chou Global Bond Fund

Combined Statement of Additional Information for Chou Global Value Fund and Chou Global Bond Fund

Part C of Form N-1A

Signature Page

Exhibits

CHOU U.S. MUTUAL FUNDS

CHOU U.S. MUTUAL FUNDS

Chou Global Value Fund – [TICKER SYMBOL]
Chou Global Bond Fund – [TICKER SYMBOL]

No Load Funds

PROSPECTUS

_________ __, 2010

Chou America Management Inc.

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Securities and Exchange Commission has not approved or disapproved the
Funds’ shares or determined whether this Prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.

An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

[CHOU LOGO]

CHOU U.S. MUTUAL FUNDS

TABLE OF CONTENTS

Chou Global Value Fund Summary	1
Investment Objective	1
Fees and Expenses of the Value Fund	1
Portfolio Turnover	2
Principal Investment Strategies	3
Principal Risks	6
Performance Information	6
Management	6
Purchase and Sale of Value AFund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

Chou Global Bond Fund Summary	7
Investment Objective	7
Fees and Expenses of the Bond Fund	7
Expense Example	8
Portfolio Turnover	8
Principal Investment Strategies	8
Principal Investment Risks	9
Performance Information	11
Manager	11
Portfolio Manager	11
Purchase and Sale of Bond Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12

Additional Information Regarding the Funds	13
Detailed Strategies and Risks on Chou Global Value Fund	13
Detailed Strategies and Risks on Chou Global Bond Fund	13
Temporary Defensive Measures	15
Detailed nformation or Risk Factors	15
Porfolio Holdings	22

Management	22
The Adviser	22
Portfolio Manager	22
Other Service Providers	22

Your Account	23
When and How NAV is Determined	23
NYSE Holiday Schedule	24
Transactions Through Third Parties	25

Buying Shares	26
How To Make Payments	26
Minimum Investments	26
Account Requirements	27
Account Application and Customer Identity Verification	27
Investment Procedures	28
Systematic Investments	28
Frequent Trading	28

CHOU U.S. MUTUAL FUNDS

Canceled or Failed Payments	29

Selling Shares	29
How to Sell Shares from Your Account	29
Wire Redemption Privileges	30
Telephone Redemption Privileges	30
Systematic Withdrawals	30
Signature Guarantee Requirements	30
Redemption Fee	31
Small Accounts	31
Redemptions in Kind	31
Lost Accounts	31
Rule 12b-1 Distribution and Shareholder Service Fees	32

Retirement Accounts	32

Other Information	32
Dividends, Capital Gains Distributions and Taxes	32
Organization	33
Financial Highlights	33

CHOU U.S. MUTUAL FUNDS

Chou Global Value Fund Summary

Investment Objective

The investment objective of the Chou Global Value Fund (“Value Fund”) is long-term growth of capital.  The Value Fund’s investment objective may be changed by the Board of Trustees without a shareholder vote.

Fees and Expenses of the Value Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Value Fund.  The Value Fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2010.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%
Redemption Fee (as a % of value of shares redeemed; applies to proceeds of shares redeemed within 120 days of purchase) (	2.00%
Exchange Fee (as a % of value of shares redeemed)	0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses(1)	[XX]%
Total Annual Fund Operating Expenses(2)	[XX]%
Waivers and Reimbursements(2)	[XX]%
Net Expenses(3)	[XX]%

(1)
The Value Fund is required to disclose Acquired Fund Fees and Expenses (“AFFE”) in the fee table above.  AFFE are indirect fees that a fund incurs from investing in the shares of other mutual funds (“Acquired Funds”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  AFFE are reflected in the Acquired Fund’s net asset value.  Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Value Fund’s average daily net assets for the fiscal period ending December 31, 2010.

(2)
Excluding the effect of expenses attributable to dividends on short sales, organization costs, and offering costs, the Value Fund’s Total Annual Operating Expenses are estimated at [XX]%; while the Value Fund’s Net Expenses are estimated at [XX]%.  Dividend Expenses would occur if the Value Fund sells an equity security short to gain the inverse exposure necessary to meet its investment objective.  If the Value Fund sells a security short, the Value Fund will borrow the security from a lender and then sell the security in the general market.  The Value Fund will be obligated to pay any dividend declared for the duration of the short to the lender from which the Value Fund borrowed the security and the Value Fund will be obligated to record the payment of the dividend as an expense.  Generally, the payment of the dividend would reduce the value of the short position while increasing the Value Fund’s unrealized gain or loss on the transaction.  Dividend expenses are not fees charged to shareholders by the Value Fund or any Value Fund service provider, but are similar to transaction charges or capital expenditures related to the ongoing management of the Value Fund’s portfolio.

(3)
Chou America Management Inc. has agreed to cap its investment advisory fee and/or reimburse certain expenses of the Value Fund to the extent that its annual operating expenses exceed 1.75% of the Value Fund’s average daily net assets through [ ], 2010.  This expense limitation excludes other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation.  The Board of Trustees may agree to change fee limitations without the approval of Value Fund shareholders.  Any reimbursement of Value Fund expenses or reduction in Chou’s investment advisory fees is subject to reimbursement by the Value Fund within the following three fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the Value Fund reimbursement.

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CHOU U.S. MUTUAL FUNDS

Expense Example

The example below is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Value Fund for the periods shown and then redeem all of your shares at the end of the periods.  The example also assumes that your investment has a 5% return each year.  Because the expense limitation is only guaranteed through [ ], 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$ XX
3 Years	$ XX

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Value Fund will invest primarily in equity and debt securities of companies located throughout the world that Chou America Management Inc. (“Chou”) believes are available at market prices less than their value, and financial instruments that provide exposure to these equity and debt securities.  The Value Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital.  Once an investment is made, the Value Fund expects to be a patient, long-term investor.  Portfolio holdings are typically concentrated in 25 to 35 companies without limits as to the size of an issuer, its earnings or the industry in which it operates.  The Value Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value, (2) the security’s fundamentals have deteriorated, or (3) alternative investments have become more attractive.

Chou may decide to maintain a larger portion of the Value Fund’s assets in short-term fixed income securities during periods of high market valuations and volatility.  This strategy permits Chou to protect capital while awaiting more favorable market conditions.

The Value Fund may use financial instruments, including derivatives, as direct investments or to: (1) limit or hedge against losses that may occur because of the Value Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Value Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Value Fund also may invest in bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The debt securities which the Value Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s

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CHOU U.S. MUTUAL FUNDS

Investors Service (“Moody’s”).  The Value Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds” or distressed debt.  The Value Fund also may enter into repurchase and reverse repurchase and securities lending agreements in order to earn additional income and manage its portfolio.

Principal Risks

The greatest risk of investing in the Value Fund is that you could lose money.  There can be no assurance that the Value Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Value Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Value Fund.  Investments in the Value Fund are subject to the following primary risks:

•
Below-Investment Grade Securities Risk is the risk that the market values for the Value Fund’s investments in below-investment grade securities tend to be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Value Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Value Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Value Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Value Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Value Fund’s risk of loss and potential for gain.

•
Distressed Securities Risk is the risk that the Value Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Emerging Markets Risk is the risk that emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets.  Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers.

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CHOU U.S. MUTUAL FUNDS

•
Equity Security Risk includes the risk of broad stock market decline or a decline in particular holdings.  In addition, the value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

·
Credit Risk - The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

·
Interest Rate Risk - The value of the Value Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Value Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

·	Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Value Fund to reinvest in obligations with lower interest rates than the original obligations.

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes.  In addition, the Value Fund’s value may be affected by market timing in foreign markets.

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Hedging Risk is the risk that investments made by the Value Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Value Fund purchase put options to hedge risk, the Value Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Value Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

•
Liquidity Risk is the risk that the Value Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

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CHOU U.S. MUTUAL FUNDS

•
Manager Risk is the risk that investment strategies employed by the portfolio manager in selecting investments and asset allocations for the Value Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Market Timing Risk is the risk of market timing activities by Value Fund shareholders.  Foreign securities that are priced using a fair value method typically offer the greatest opportunity for these market timing activities.  Some investors may engage in frequent short-term trading in the Value Fund to take advantage of any price differentials that may be reflected in the net asset value of the Value Fund’s shares.

•
Non-Diversification Risk is the risk that, by concentrating its investments in the securities of a limited number of issuers and industries, the Value Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

•
Pooled Investment Vehicle Risk is the risk that the fees the Value Fund pays to invest in pooled investment vehicles may be higher than if the manager of the pooled investment vehicle managed the Value Fund’s assets directly.

•
Political Risk is the risk that a certain industry or company within that industry may be negatively impacted by the current legislative environment.  Examples of political risk include, but are not limited to, increased regulation and wind fall taxes.

•	Refinancing Risk is the risk that a company will not be able to refinance its existing debt prior to the maturity date of that debt.

•	Repurchase and Reverse Repurchase Transactions Risk is the risk that the Value Fund could incur a loss by entering into repurchase or reverse repurchase transactions.

•
Securities Lending Risk arises when the Value Fund lends its securities to a borrower who provides collateral in return for the Value Fund’s securities.  The Value Fund may invest this collateral in securities that do not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Value Fund’s ability to vote proxies or settle transactions.

•
Short Selling Risk is the risk that the Value Fund may incur a loss by borrowing a security and then selling it.  If the Value Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Value Fund will profit on the difference.  If the current market price is greater when the time comes to buy back the security plus accrued interest, the Value Fund will incur a loss on the transaction.  The Value Fund’s use of short sales also may involve additional transactions costs and other expenses.

•
Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

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CHOU U.S. MUTUAL FUNDS

Performance Information

Performance information for the Value Fund is not provided because the Value Fund had not commenced operations prior to the date of this Prospectus.

Management

Manager.  Chou America Management Inc. is the Value Fund’s investment adviser.

Portfolio Manager.  Francis S.M. Chou, Chief Executive Officer (“CEO”) of Chou, is the Portfolio Manager of the Value Fund and is responsible for the day-to-day management of the Value Fund.  Mr. Chou has been Portfolio Manager of the Value Fund since its inception.

Purchase and Sale of Value Fund Shares

You may purchase or redeem shares of the Value Fund on any business day through your financial intermediary, by mail (c/o Atlantic Fund Administration, P.O. Box 588, Portland, Maine 04112), or by telephone at (888) xxx-xxxx.  Shares also may be purchased by check, wire or electronic bank transfer.  Your first purchase of shares of the Value Fund, unless otherwise agreed by Chou, must be at least $5,000.  Each purchase thereafter must be at least $500.

Tax Information

Shareholders may receive distributions from the Value Fund of dividends and capital gains, which may be taxable to shareholders.  See “Dividends, Capital Gains Distributions and Taxes” in the Value Fund’s prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Value Fund and its related companies may pay the intermediary for the sale of Value Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Value Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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CHOU U.S. MUTUAL FUNDS

Chou Global Bond Fund Summary

Investment Objective

The investment objective of the Chou Global Bond Fund (“Bond Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.  The Bond Fund’s investment objective may be changed by the Board of Trustees without a shareholder vote.

Fees and Expenses of the Bond Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.  The Bond Fund’s expenses are based on estimated expenses expected to be incurred for the fiscal year ending [ ], 2010.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%
Redemption Fee (as a % of value of shares redeemed; applies to proceeds of shares redeemed within 120 days of purchase)	2.00%
Exchange Fee (as a % of value of shares redeemed)	0.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses(1)	[XX]%
Total Annual Fund Operating Expenses(2)	[XX]%
Waivers and Reimbursements(3)	[XX]%
Net Expenses(3)	[XX]%

(1)
The Bond Fund is required to disclose Acquired Fund Fees and Expenses (“AFFE”) in the fee table above.  AFFE are indirect fees that a fund incurs from investing in the shares of other mutual funds (“Acquired Funds”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  AFFE are reflected in the Acquired Fund’s net asset value.  Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Bond Fund’s average daily net assets for the fiscal period ending December 31, 2010.

(2)
Excluding the effect of expenses attributable to dividends on short sales, organization costs, and offering costs, the Bond Fund’s Total Annual Operating Expenses are estimated at [XX]%; while the Bond Fund’s Net Expenses are estimated at [XX]%.  Dividend Expenses would occur if the Bond Fund sells an equity security short to gain the inverse exposure necessary to meet its investment objective.  If the Bond Fund sells a security short, the Bond Fund will borrow the security from a lender and then sell the security in the general market.  The Bond Fund will be obligated to pay any dividend declared for the duration of the short to the lender from which the Bond Fund borrowed the security and the Bond Fund will be obligated to record the payment of the dividend as an expense.  Generally, the payment of the dividend would reduce the value of the short position while increasing the Bond Fund’s unrealized gain or loss on the transaction.  Dividend expenses are not fees charged to shareholders by the Bond Fund or any Bond Fund service provider, but are similar to transaction charges or capital expenditures related to the ongoing management of the Bond Fund’s portfolio.

(3)
Chou America Management Inc. has agreed to cap its investment advisory fee and/or reimburse certain expenses of the Bond Fund to the extent that its annual operating expenses exceed 1.50% of the Bond Fund’s average daily net assets through [ ], 2010.  This expense limitation excludes other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses

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CHOU U.S. MUTUAL FUNDS

 such as litigation.  The Board of Trustees may agree to change fee limitations without the approval of Bond Fund shareholders.  Any reimbursement of Bond Fund expenses or reduction in Chou’s investment advisory fees is subject to reimbursement by the Bond Fund within the following three fiscal years and any additional periods if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the Bond Fund reimbursement.

Expense Example

The example below is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Bond Fund for the periods shown and then redeem all of your shares at the end of the periods.  The example also assumes that your investment has a 5% return each year.  Because the expense limitation is only guaranteed through [ ], 2010, net expenses are used to calculate costs in Year 1, and total annual fund operating expenses are used to calculate costs in Years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$ XX
3 Years	$ XX

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Bond Fund’s performance.

Principal Investment Strategies

The Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets in fixed income securities and financial instruments that provide exposure to fixed income securities.  The Bond Fund’s fixed income investments principally will include U.S. and Canadian government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), preferred securities, income trusts, bank debt, mortgage or asset-backed securities and convertible securities.  The Bond Fund invests in fixed income securities in both developed markets and emerging markets.

The Bond Fund may invest in distressed securities and corporate bonds that are rated below-investment grade.  These are securities generally rated in the lower rating categories (“Ca” or lower by Moody’s or “CC” or lower by S&P) and rated at least “CCC” (or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the portfolio manager.

Chou may decide to maintain a larger portion of the Bond Fund’s assets in short-term fixed income securities during periods of high market valuations and volatility.  This strategy permits Chou to protect capital while awaiting more favorable market conditions.

The Bond Fund may use financial instruments, including derivatives, as direct investments or to: (1) limit or hedge against losses that may occur because of the Bond Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity;

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CHOU U.S. MUTUAL FUNDS

and/or (5) increase the speed of portfolio transactions.  These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps; options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures.  The Bond Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.  In addition, the Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

Principal Investment Risks

The greatest risk of investing in the Bond Fund is that you could lose money.  There can be no assurance that the Bond Fund will achieve its investment objective.  It is important that investors closely review and understand these risks before making an investment in the Bond Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Bond Fund.  Investments in the Bond Fund are subject to the following primary risks:

•
Below-Investment Grade Securities Risk is the risk that the market values for the Bond Fund’s investments in below-investment grade securities tend to be very volatile.  In addition, these securities are less liquid than investment grade debt securities.

•
Covered Call Option Risk is the risk that options written by the Bond Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

•
Currency Risk is the risk that arises if the Bond Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies.  These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Bond Fund.  Derivatives may cause leverage.  Leverage risk is created when an investment exposes the Bond Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Bond Fund’s risk of loss and potential for gain.

•
Distressed Securities Risk is the risk that the Bond Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

•
Emerging Markets Risk is the risk that emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets.  Additionally,

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CHOU U.S. MUTUAL FUNDS

risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers.

•
Equity Security Risk includes the risk of broad stock market decline or a decline in particular holdings.  In addition, the value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Fixed Income Security Risk includes the risks that arise when investing in fixed income securities. These risks include:

·
Credit Risk - The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

·
Interest Rate Risk - The value of the Value Fund’s investments in fixed income securities will fall when interest rates rise.  The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Value Fund.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

·	Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Value Fund to reinvest in obligations with lower interest rates than the original obligations.

•
Foreign Security Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes.  In addition, the Bond Fund’s value may be affected by market timing in foreign markets.

•	General Market Risk is the risk that markets may go down in value on the basis of economic developments, political changes, changes in economic policy or catastrophes.

•
Hedging Risk is the risk that investments made by the Bond Fund to hedge or minimize risk may not work as anticipated.  In addition, should the Bond Fund purchase put options to hedge risk, the Bond Fund could lose all of the premium paid for the put options.

•	Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

•	Legal and Regulatory Risk is the risk that the Bond Fund may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

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CHOU U.S. MUTUAL FUNDS

•
Liquidity Risk is the risk that the Bond Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

•
Manager Risk is the risk that investment strategies employed by the portfolio manager in selecting investments and asset allocations for the Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Market Timing Risk is the risk of market timing activities by Bond Fund shareholders.  Foreign securities that are priced using a fair value method typically offer the greatest opportunity for these market timing activities.  Some investors may engage in frequent short-term trading in the Bond Fund to take advantage of any price differentials that may be reflected in the net asset value of the Bond Fund’s shares.

•
Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-back securities, making them more sensitive to changes in interest rates.  Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

•
Political Risk is the risk that a certain industry or company within that industry may be negatively impacted by the current legislative environment.  Examples of political risk include, but are not limited to, increased regulation and wind fall taxes.

•	Refinancing Risk is the risk that a company will not be able to refinance its existing debt prior to the maturity date of that debt.

•	Repurchase and Reverse Repurchase Transactions Risk is the risk that the Bond Fund could incur a loss by entering into repurchase or reverse repurchase transactions.

Performance Information

Performance information for the Bond Fund is not provided because the Bond Fund had not commenced operations prior to the date of this Prospectus.

Manager

Chou America Management Inc. is the Bond Fund’s investment adviser.

Portfolio Manager

Francis S.M. Chou, Chief Executive Officer (“CEO”) of Chou, is the Portfolio Manager of the Bond Fund and is responsible for the day-to-day management of the Bond Fund.  Mr. Chou has been Portfolio Manager of the Bond Fund since its inception.

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Purchase and Sale of Bond Fund Shares

You may purchase or redeem shares of the Bond Fund on any business day through your financial intermediary, by mail (c/o Atlantic Fund Administration, P.O. Box 588, Portland, Maine 04112), or by telephone at (888) xxx-xxxx.  Shares also may be purchased by check, wire or electronic bank transfer.  Your first purchase of shares of the Bond Fund, unless otherwise agreed by Chou, must be at least $5,000.  Each purchase thereafter must be at least $500.

Tax Information

Shareholders may receive distributions from the Bond Fund of dividends and capital gains, which may be taxable to shareholders.  See “Dividends, Capital Gains Distributions and Taxes” in the Bond Fund’s prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the Bond Fund and its related companies may pay the intermediary for the sale of Bond Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Bond Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Additional Information Regarding the Funds

Detailed Strategies and Risks on Chou Global Value Fund

Under normal market conditions, the Value Fund will invest primarily in equity and debt securities, and financial instruments that provide exposure to equity and debt securities, of companies located throughout the world that Chou believes are available at market prices less than their value.  Chou’s value-oriented approach to investing involves a detailed analysis of the strength of individual companies, with less emphasis on short-term market factors.  Greater importance is placed on an assessment of a company’s balance sheet, cash flow characteristics, profitability, industry position, special strengths, future growth potential and management ability.  Chou examines each security separately and does not apply these factors according to any predetermined formula.  Chou follows strong disciplines with regard to the price of portfolio investments.  The extent to which the  Value Fund will invest in a particular company is generally commensurate with the price of the company’s securities in relation to its intrinsic value.  This approach is designed to reduce overall portfolio risk.

The Value Fund will focus its investment in areas where Chou finds the most compelling opportunities and on situations that, in Chou’s opinion, have the potential for growth of capital.  In order to maintain investment flexibility, Chou has not established guidelines as to the size of an issuer, its earnings or the industry in which it operates in order for a security to be eligible for purchase by the Fund.

Once an investment is made, the Value Fund expects to be a patient, long-term investor, which results in low portfolio turnover, reduced transaction costs and deferred realization of accrued capital gains.  Portfolio holdings are typically concentrated in 25 to 35 companies.  This helps to maintain awareness of corporate developments and communications issued by each portfolio company.  The Value Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value, (2) the security’s fundamentals have deteriorated, or (3) alternative investments have become more attractive.

The Value Fund invests in equity securities which includes common and preferred shares, convertible stocks, ADRs, and rights and warrants.  The Value Fund’s investments in debt securities include government and corporate bonds, high yield bonds, asset backed securities and repurchase agreements.

The Value Fund also may invest in bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”).  The Value Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds” or distressed debt.  The Value Fund will invest in debt securities based on their overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.  The Value Fund may enter into repurchase and reverse repurchase and securities lending agreements in order to earn additional income and manage its portfolio.

Detailed Strategies and Risks on Chou Global Bond Fund  - The Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets in fixed income securities and financial

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instruments that provide exposure to fixed income securities.  Chou will use a combination of investment strategies to manage the Bond Fund’s portfolio, including relative value trades, yield enhancement strategies and interest rate anticipation trades.

The Bond Fund’s fixed income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), preferred securities, income trusts, bank debt, mortgage or asset-backed securities and convertible securities.  The Bond Fund also may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.  Although the Bond Fund may invest in securities of issuers worldwide, the Fund generally will focus its investments in securities of issuers located in the U.S. and Canada.

The Bond Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade.  Although distressed securities and corporate bonds rated below investment-grade securities are particularly speculative investments, Chou believes they provide the opportunity for enhanced income and capital appreciation.  The distressed securities in which the Fund may invest include securities: (i) issued by companies in bankruptcy reorganization proceedings; (ii) subject to public or private debt restructuring; (iii) otherwise in default or at significant risk of being in default as to the payment of interest or repayment of principal; or (iv) trading at prices substantially below other below-investment grade debt securities of companies in similar industries.  These are securities generally rated in the lower rating categories (“Ca” or lower by Moody’s or “CC” or lower by S&P) or, if unrated, are determined to be of comparable quality by Chou.  These are securities generally rated in the lower rating categories (“Ca” or lower by Moody’s or “CC” or lower by S&P) and rated at least “CCC” (or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the portfolio manager.  The ratings of a rating agency with respect to distressed securities and below-investment grade securities represent its opinion as to the quality of securities it undertakes to rate.  Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration coupon and rating may have different yields.

Derivative Transactions - Each Fund may enter into derivative transactions as investments or to limit, or hedge against, losses that may occur because of a Fund’s investment in a security or exposure to a currency or market, or to obtain exposure to financial markets, reduce transaction costs, create liquidity or increase the speed of portfolio transactions.  Each Fund may invest in a wide range of derivative investments including, but not limited to, constant maturity swaps, curve steepeners, total return swaps, interest rate swaps and credit default swaps.  In addition, each Fund may use options to hedge the investment portfolio, principally through buying puts and selling covered calls.  The portfolio manager may elect to invest up to 15% of each Fund’s total assets in these types of derivative transactions with the exception of selling covered calls, which the portfolio manager may elect to sell on a Fund’s portfolio positions.  To the extent that a Fund engages in currency hedging strategy, the Fund will primarily engage in forward foreign currency exchange contracts.  Each Fund may also engage in other currency transactions such as currency futures contracts, currency swaps, options on currencies, or options on currency futures.  Each Fund will limit the notional amount of currency hedges to a maximum of 100% of the value of the Fund’s assets at the time the transaction is consummated.

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Temporary Defensive Measures

Each Fund will generally be fully invested.  However, as a temporary defensive measure because of market, economic or other conditions, a Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are inconsistent with its principal investment strategies.  To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Detailed Information or Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adviser effect on the Funds.  The following information describes the Funds’ primary risk factors in light of its principal investment strategies:

	Chou Global Value Fund	Chou Global Bond Fund
Below-Investment Grade Securities Risk	X	X
Covered Call Option Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Derivatives Risk	X	X
Distressed Securities Risk	X	X
Emerging Markets Risk	X	X
Equity Security Risk	X	X
Foreign Security Risk	X	X
General Market Risk	X	X
Hedging Risk	X	X
Interest Rate Risk	X	X
Issuer Risk	X	X
Legal and Regulatory Risk	X	X
Liquidity Risk	X	X
Manager Risk	X	X
Market Timing Risk	X	X
Mortgage-Related and Other Asset-Backed Risk	X	X
Non-Diversification Risk	X	X

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CHOU U.S. MUTUAL FUNDS

Pooled Investment Vehicle Risk	X
Political Risk	X	X
Prepayment Risk	X	X
Refinancing Risk	X	X
Repurchase and Reverse Repurchase Transactions Risk	X	X
Securities Lending Risk	X
Short Selling Risk	X
Value Stock Risk	X	X

Below-Investment Grade Securities Risk.  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds.  Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.  These issuers are more vulnerable to financial difficulties and weak economic periods than more creditworthy issuers, which may impair their ability to make interest and principal payments.  Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations.  Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  Additionally, due to the greater number of considerations involved in the selection of a Fund’s securities, the achievement of the Fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities.  Therefore, your investment may experience greater volatility in price and yield.  High-yield securities may be less liquid than higher quality investments.  A security whose credit rating has been lowered may be particularly difficult to sell.

Covered Call Option Risk.  The purchaser of a call option has the right to any appreciation in the value of the security over the exercise price on the expiration date.  Because the exercise of options is settled in cash, sellers of call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.  The premium the Funds receive is the maximum profit the Funds can realize from the option.  The loss potential from writing an uncovered option is generally unlimited.  The value of options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying security on which an option is written, changes in the actual or perceived volatility of the stock market and the remaining time to the options.  The value of options also may be adversely affected if the market for the options becomes less liquid or smaller.

Credit Risk.  The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security.  If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.  Higher yielding debt securities of lower credit quality have greater credit risk than lower yielding securities with higher credit quality.  The Funds may invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks.  Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.  The Funds may invest in Collateralized/Guaranteed Mortgage Obligations (“CMOs”). CMOs are divided into classes (often referred to as “tranches”) and certain tranches of CMOs have

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priority over other classes.  No payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Currency Risk.  If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Derivatives Risks.  Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Funds’ performance.  The successful use of derivatives generally depends on the manager’s ability to predict market movements.

The Funds may use derivatives in various ways.  The Funds may use derivatives as a substitute for taking a position in the reference asset; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Funds’ investments in the derivatives may be applied toward meeting a requirement to invest in instruments with such characteristics.  The Funds may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk.  The Funds may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk, leverage risk and general market risks.  The Funds’ use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Funds are exposed, as described below.  Certain of the different risks to which the Funds might be exposed due to their use of derivatives include the following:

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Counterparty Risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Credit Derivative Risk is the risk associated with the use of credit derivatives, a highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions.  If Chou is incorrect in its forecast of default risks, market spreads or other applicable factors, the Funds’ investment performance would diminish compared with what it would have been if these techniques were not used.  Moreover, even if Chou is correct in its forecast, there

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is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  The Funds’ risk of loss in a credit derivative transaction varies with the form of the transaction.

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Segregation Risk is the risk associated with any requirement, which may be imposed on the Funds, to segregate assets or enter into offsetting positions in connection with investments in derivatives.  Such segregation will not limit the Funds’ exposure to loss, and the Funds may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Funds would sell the segregated assets.

Swap Risk is the risk that arises because the use of interest rate, mortgage, credit, total return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  If Chou is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment instruments were not used.

Volatility Risk is the risk that, because the Funds may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Distressed Securities Risk.  Distressed securities frequently do not produce income while they are outstanding.  The Bond Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment.  Therefore, to the extent that the Bond Fund seeks capital appreciation through investment in distressed securities, the Bond Fund’s ability to achieve current income may be diminished.  The Bond Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan or reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation).  In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to the distressed securities held by the Bond Fund, there can be no assurance that the securities or other assets received by the Bond Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made.  Moreover, any securities received by the Bond Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale.  As a result of the Bond Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Bond Fund may be restricted from disposing of such securities.

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Emerging Markets Risk.  The Funds may invest in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging securities markets.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.  Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Equity Security Risk.  The Funds’ investments in equity securities may be affected by specific company developments, stock market conditions and general economic and financial conditions in those countries where the investment are listed for trading.  Equity securities tend to be more volatile than fixed income securities and the value of an equity fund’s shares may vary more widely than the shares of fixed income funds.

Foreign Security Risk.  The value of foreign investments may be affected by the imposition of new or amended government regulations, changes in diplomatic relations between the United States and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors’ assets.  Changes in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.  Also, foreign securities are subject to the risk that an issuer’s securities may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.  This risk may be greater for investments in issuers in emerging or developing markets.

General Market Risks. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  There is no assurance that the Funds will achieve their investment objectives, and an investment in a Fund is not by itself a complete or balanced investment program.  You could lose money on your investment in a Fund, or the Funds could underperform other investments.  Additionally, investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times and, as a result, hedging strategies may cease to function as anticipated.  Also, Chou may be incorrect in assessing the value or growth capability of particular securities or asset classes contained in the Funds’ portfolios.

Hedging Risk.  Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.  There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Interest Rate Risk.  Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk.  The value of a Fund’s investments typically will fall when interest rates rise.  A Fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.  Yields of debt securities will fluctuate over time.  In addition, spreads on certain fixed income investments can widen suddenly and sharply, negatively impacting the value of the underlying security.  This can occur in both investment and non-investment grade securities.

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CHOU U.S. MUTUAL FUNDS

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Legal and Regulatory Risk.  The Funds are subject to the risk that they may incur additional costs related to complying with the laws and regulations of governmental authorities or legal actions.

Liquidity Risk.  Limitations on resale may have an adverse effect on the marketability of a security and the Funds may also have to register a restricted security in order to dispose of it, resulting in expense and delay.  The Funds may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.  The Funds may not purchase a security if such purchase would cause more than 15% of its total assets in securities to be not readily marketable.

Manager Risk.  The strategies used by the Fund’s portfolio manager may fail to produce the intended result.  The portfolio manager’s assessment of companies or the securities which are purchased for a Fund may prove incorrect, resulting in losses or poor relative performance even in rising markets.

Market Timing Risk.  Due to specific securities the Funds may invest in, the Funds could be subject to the risk of market timing activities by fund shareholders.  Examples of these types of securities include high-yield, small-cap and foreign securities.  Foreign securities typically offer the greatest opportunity for these market timing activities.  The Funds generally price these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of their NAV.  These prices may be affected by events that occur after the close of a foreign market, but before the Funds price their shares.  In such instances, the Funds may fair value foreign securities.  Some investors, however, may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares.  There is no assurance that fair valuation of securities can reduce or eliminate market timing.  While Chou monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Mortgage-Related and Other Asset-Backed Securities Risk.  The Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk.  The Chou Global Value Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers and of issuers in the same or similar industries.  Concentration in securities of a limited number of issuers and industries exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Pooled Investment Vehicle Risk.  The Chou Global Value Fund may invest in pooled investment vehicles, including private equity and hedge funds, and will bear its ratable share of these vehicles’ expenses, including

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their management and performance fees.  The fees the Fund pays to invest in a pooled investment vehicle may be higher than if the manager of the pooled investment vehicle, including a Sub-Adviser, managed the Fund’s assets directly.  The incentive fees charged by the investment vehicles may create an incentive for the manager of the investment vehicle to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee.

Political Risk.  Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Funds operate, increase the particular costs of a Fund’s operations and/or change the competitive landscape.  In particular, there is no guarantee that the Funds will be permitted to continue to engage in short sales, which are designed to earn the Fund a profit from the decline of the price of a security.

Prepayment Risk.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ securities when interest rates decline, which can shorten the maturity of the security and reduce the Funds’ return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Funds to invest in securities with lower interest rates.

Refinancing Risk.  Each Fund is subject to the risk that a company will not be able to refinance its existing debt prior to the maturity date of that debt.  Principal reasons this would occur include significant deterioration in the fundamentals of the issuer as well as economic and financial shocks that impact the ability of the capital markets to function properly.

Repurchase and Reverse Repurchase Transactions Risk.  The Funds may enter into repurchase and reverse repurchase transactions agreements.  The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Funds experience losses or delays in recovering their investments.  In a repurchase transaction, the Funds could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Funds.  In the case of a reverse repurchase agreement, the Funds could incur a loss if the value of the securities purchased by the Funds decreases in value relative to the value of the collateral held by the Funds.

Securities Lending Risk.  Borrowers of the Chou Global Value Fund’s securities typically provide collateral in the form of cash that is reinvested in securities.  The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers.  In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Short Selling Risk.  Short selling is accomplished by borrowing a security and then selling it.  If the Funds buy back the security at a price lower than the price at which they sold the security plus accrued interest, the Funds will profit on the difference.  If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a loss on the transaction.  The Funds’ use of short sales may involve additional transactions costs and other expenses.  As a result, the cost of maintaining a short position may exceed the return on the position, which may cause the Funds to lose money.  Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower the Funds’ returns or result in a loss.  In addition, there is no guarantee that the Funds will be permitted to continue to engage in short sales, which are designed to earn the Fund a profit from the decline of the price of a security.

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Value Stock Risk.  Value securities purchased by the Chou Global Value Fund may not increase in price as anticipated by Chou and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.  The Fund may purchase securities that are not widely followed by other investors.  These securities may include companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, continually undervalued by the market.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

Management

The Adviser

Chou America Management Inc., 110 Sheppard Ave E Suite 301 Toronto, Ontario, Canada M2N 6Y8, is the Funds’ investment adviser.  Chou is newly registered with the SEC as an investment adviser and provides investment advisory services to the Funds.  As of [XX], Chou had approximately $[XXX] million of assets under management.

Chou receives an advisory fee from each Fund at an annual rate equal to 1.00% of the Fund’s average daily net assets.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement with Chou will be available in the Funds’ [semi-annual report] for the period ended [______ __, 2010.]

Portfolio Manager

Francis S.M. Chou, Chief Executive Officer (“CEO”) of Chou, is the Portfolio Manager of each Fund and is responsible for the day-to-day management of the Funds.  Mr. Chou has been the Portfolio Manager for the Chou family of funds based in Toronto Canada since 1986.   In addition,  Mr. Chou served as a Senior Vice President for Fairfax Financial Holdings from 1996-2007.

Additional information regarding portfolio manager compensation, other accounts managed by the portfolio managers and their ownership of Fund shares is found in the statement of additional information (“SAI”).

Other Service Providers
Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, compliance, portfolio accounting and transfer agency services to the Funds.  Atlantic provides the Funds with a Principal Financial Officer (“PFO”), Chief Compliance Officer (“CEO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”), as well as additional compliance support functions.

Rafferty Capital Markets, LLC, the Trust’s principal underwriter (the “Distributor”), serves as the Trust’s Distributor in connection with the offering of the Funds’ shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

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Your Account

HOW TO CONTACT THE FUNDS
Write to us at:
Chou U.S. Mutual Funds
P.O. Box 588
Portland, Maine 04112
Overnight address:
Chou U.S. Mutual Funds
Three Canal Plaza, Ground Floor
Portland, Maine 04101
Telephone us at:
(888) XXX-XXXX (toll free)
(888) XXX-XXXX (toll free)

Wire investments (or ACH payments) to:
Please contact the Transfer Agent at either of the toll free numbers just above to obtain the ABA routing number and the account number for the Fund.

You may purchase or sell (redeem) shares of a Fund’s shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Funds may accept and process shareholder orders when the NYSE is closed if deemed appropriate by the Funds’ officers.

You may purchase or sell (redeem) shares of a Fund at the NAV, next calculated after the transfer agent or an authorized agent of a Fund receives your request in proper form (as described in this Prospectus on pages [X] through [X]).  If the transfer agent receives your purchase, redemption, or exchange request in proper form by 4:00p.m., Eastern time, your transaction will be priced at NAV of the Fund the next business day.  The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements from the Fund detailing balances and all transactions completed during the prior quarter and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statements.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmation and quarterly statements.

The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations.

When and How NAV is Determined. The Funds calculate their NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The schedule of holidays when the NYSE is closed is below.  Under unusual circumstances, a Fund may calculate its NAV when the NYSE is closed.  The time at which the NAV is calculated may change in case of an emergency.

The NAV of each Fund is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund.  Since the Funds invest in securities that may trade in foreign markets on days other than a Fund business day,

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the value of the Funds’ portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.

The Funds value securities for which market quotations are readily available at current market value except certain short-term securities which are valued at amortized cost.  Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.  In the absence of trades, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and asked price.  Fixed income securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

The Funds value securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or Chou believes that the prices or values available are unreliable.  The Board has delegated fair value determinations to a Valuation Committee composed of members of the Board, the PFO, a representative of the administrator and, if needed, a portfolio manager or a senior representative of Chou, when a Fund’s securities require fair valuation.  Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Funds calculate their NAV, or (iii) events occur after the close of the securities markets on which the Funds’ portfolio securities primarily trade but before the time as of which the Funds calculate their NAV.  Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event.

The Funds may invest in foreign securities, the securities of smaller companies and derivatives.  Foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time as of which the Funds values their portfolio securities, which may affect the value of such securities.  Securities of smaller companies and certain derivatives are also more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.

Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services.  Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data.  Prices received from pricing services are fair value prices.  In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using the Funds’ fair value procedures.

Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule. The NYSE is open every week, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November), and Christmas

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Day.  The NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent that a Fund’s portfolio investments trade in markets on days when that Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Funds are open for business because markets or exchanges other than the NYSE may be closed.  If the exchange or market on which a Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time.  For example, the primary trading markets for a Fund may close early on the day before certain holidays and the day after Thanksgiving.

Transactions Through Third Parties. Certain financial institutions may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order.  Subject to the Funds’ approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.  All orders to purchase or sell shares are executed as of the next NAV calculated after the order has been received in “good order” by an authorized agent of the Funds.

If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds.  These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.  Consult a representative of your financial institution for more information.

Chou may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares (“Financial Institutions”).  Chou may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares and it may sponsor various promotional activities held by the financial institutions to promote sales of the Funds.

Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Funds through such companies.  Chou or the Funds (if approved by the Board) may pay fees to these Financial Institutions for their services.  Chou may also compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the Financial Institution about the Funds and shareholder financial planning needs, providing placement on the Financial Institution’s list of offered funds, counseling on the preparation of sales material and presentations and access to sales meetings, and arranging access to sales representatives and management representatives of the Financial Institution.  Such payments may create an incentive for the Financial Institutions to recommend that you purchase the Funds’ shares.

Details regarding payments made to Financial Institutions for marketing support services are contained in the SAI, which is by reference incorporated herein.  Contact your Financial Institution for additional information.

Anti-Money Laundering Program. Customer identification and verification are part of the Trust’s overall obligation to deter money laundering under Federal Law.  The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase order, or (ii) freeze any account and/or suspend account services.  These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Funds

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or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, Fund shares in the account will be sold.  You may not receive proceeds of such sale because the Fund may be required to withhold such proceeds.

Buying Shares

How To Make Payments. Unless purchased through a third-party financial institution, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures adopted by the Funds, the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s check or traveler’s check).

Checks Checks must be made payable to “Chou Global Value Fund” / “Chou Global Bond Fund”.  For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “Chou Global Value Fund” / “Chou Global Bond Fund”.  A $20 charge may be imposed on any returned checks.

ACH Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

Minimum Investments

The Funds accept investments in the following minimum amounts:

	Minimum Initial Investment(1)	Minimum Additional Investment(1)
Shares
Chou Global Value Fund	$5,000(2)	$5,000
Chou Global Bond Fund	$500(2)	$500

(1)	See “General Information — Transactions through Third Parties” for information regarding investment minimums if you are purchasing shares through a financial institution.
(2)
No initial or subsequent investment minimums apply for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; (3) mutual fund platforms; and (4) consulting firms.  No initial or subsequent investment minimum for Trustees or officers of the Trust, directors, officers and employees of Chou, and employees and affiliates of a Fund, or the Distributor or any of their affiliates, or the spouse, sibling, direct ancestor, or direct descendent (collectively, “relatives”) of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative.

The Funds reserve the right to waive minimum amounts, if deemed appropriate by Fund officers.

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Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•Instructions must be signed by all persons required to sign exactly as their names appear on the account.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	•Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. •The custodian must sign instructions in a manner indicating custodial capacity.

Corporations/Other
•The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•The trust must be established before an account can be opened. •The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your first and last name, tax identification number, physical street address, date of birth and other information or documents that will allow a Fund to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker.  If the Fund cannot obtain the required information within a timeframe established in the Fund’s sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application and investment amount.  Once your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.  A Fund may reject your application under its Anti-Money Laundering Program.  Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Policy on Prohibition on Foreign Shareholders

The Funds require that all shareholders must be a U.S. citizen or a resident alien residing in the U.S. or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Funds.

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Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Institution •Contact your Adviser using the method that is most convenient for you.	Through a Financial Institution •Contact your Adviser using the method that is most convenient for you.

By Check
•Call or write us, or visit our website www.[website].com for an account application.
•Complete the application (and other required documents, if applicable).
•Mail us your application (and other required documents, if applicable) and a check.
By Check •Fill out an investment slip from confirmation or write us a letter. •Write your account number on your check. •Mail us the slip (or your letter) and the check.

By Wire
•Call or write us, or visit our website www.[ website].com for an account application.
•Complete the application (and other required documents, if applicable).
•Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number.
•Mail us your original application (and other required documents, if applicable).
•Instruct your financial institution to wire your money to us.
By Wire •Instruct your financial institution to wire your money to us.

By ACH Payment
•Call or write us, or visit our website for an account application.
•Complete the application (and other required documents).
•Call us to fax the completed application (and other required documents) and we will assign you an account number.
•Mail us your original application (and other required documents).
•We will electronically debit the purchase amount from the financial institution account identified on your account application.
•Purchases are limited to $25,000 per day.

By ACH Payment
•Call to request a purchase by ACH payment.
•We will electronically debit the purchase amount from the financial institution account identified on your account application.
•Purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.  Systematic investments must be for at least $100 per occurrence.

Frequent Trading. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  It is the Funds’ policy to discourage short-term trading.  Frequent trading in Fund shares, such as trades seeking short-term profits from market momentum and other timing strategies, may interfere with the management of the Funds’ portfolios and result in increased administrative and brokerage costs and potential dilution in the value of Fund shares.  As money is moved in and out, the Funds may incur expenses buying and selling portfolio securities and these expenses are borne by

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Fund shareholders.  The Funds will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions which may be harmful to the Funds or their shareholders if they are frequent.  These transactions are analyzed for offsetting purchases within a pre-determined period of time.  If frequent trading trends are detected, an appropriate course of action will be taken.  Among other things, the Funds reserve the right to cancel (within one business day of detection ), restrict or, reject, without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Funds’ portfolios, and purchase orders not accompanied by payment.

Because the Funds receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Funds cannot always detect frequent purchases and redemption.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale of Fund shares may be subject to a redemption fee of 2.0%of the current NAV of shares redeemed within 120 days of purchase.

The investment in securities of small and medium-sized companies may make the Funds’ shares more susceptible to market timing as shareholders may try to capitalize on the market volatility of such securities and the effect of the volatility on the value of Fund shares.

The Funds reserve the right to refuse any purchase request, particularly requests that could adversely affect a Fund or its operations.

Canceled or Failed Payments. The Funds accept checks and ACH transfers at full value subject to collection.  If the Funds do not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.  You will be responsible for any losses or expenses incurred by the Funds or the transfer agent, and the Funds may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.  The Funds and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

Selling Shares

The Funds process redemption orders received in good order at the next calculated NAV.  Under normal circumstances, the Funds will send redemption proceeds to you within a week.  If the Funds have not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

How to Sell Shares from Your Account

Through a Financial Institution • Contact your Adviser using the method that is most convenient for you.

By Mail
•Prepare a written request including:
•Your name(s) and signature(s)
•Your account number
•The Fund name and class
•The dollar amount or number of shares you want to sell
•How and where to send the redemption proceeds

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•Obtain a signature guarantee (if required) •Obtain other documentation (if required) •Mail us your request and documentation

By Telephone
•Call us with your request (unless you declined telephone redemption privileges on your account application)
•Provide the following information:
•Your account number
•Exact name(s) in which the account is registered
•Additional form of identification
•Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application

Systematically
•Complete the systematic withdrawal section of the application
•Attach a voided check to your application
•Mail us your completed application
•Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application

Wire Redemption Privileges. You may redeem your shares by wire unless you declined wire redemption privileges on your account application.  The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.  Telephone redemption orders may be difficult to complete during periods of significant economic or market activity.  If you are not able to reach a Fund by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specified amount of money or shares from your account on a specified date with a frequency not to exceed one withdrawal per month.  These payments are sent from your account by check to your address of record, or if you so designate, to you bank account by ACH payment.  Systematic withdrawals must be for at least $250.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a “Medallion Signature Guarantee.”  A Medallion Signature Guarantee verifies the authenticity of your signature.  You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public.  The transfer agent will need written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder for any of the following:

•	Written requests to redeem $100,000 or more;

•	Changes to a shareholder’s record name or account registration;

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days;

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

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•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•	Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a Medallion Signature Guarantees on any redemption.

Redemption Fee. Each Fund assesses a redemption fee of 2.00% of the current NAV of shares redeemed if the shares being sold were purchased within 120 days.  The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset transaction costs.  To calculate redemption fees, the Funds use the first-in, first-out (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of share held in the account.  For example, shares purchased on January 1 of any year will be subject to a 2.00% fee if they are redeemed before April 30 of that same year, and shares redeemed on or after April 30 of that year will not be subject to any redemption fee.  The Fund reserves the right to waive or modify the terms of the fee at any time.

The Redemption fee is waived for:

•
An account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Funds’ transfer agent or on the books of certain othe third parties that are authorized agents of the Funds;

•	Shares purchased with reinvested capital gains or dividend distributions.

If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Funds’ transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above.  Before purchasing shares, please check with your broker-dealer or financial intermediary to determine if a fee waiver is available.

Small Accounts. If the value of your account falls below $1,000 the Funds may ask you to increase your balance.  If, the account value is still below $1,000 after 60 days, the Funds retain the right to close your account and send you the proceeds.  The Funds will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions in Kind. The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash.  These redemptions “in kind” usually occur if the amount to be redeemed is large enough to affect the Funds’ operations (for example, if it represents more than 1.00% of a Fund’s assets).  To the extent a Fund shareholder redeems its Fund holdings in this manner, the shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.

Lost Accounts.  The transfer agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is “lost”, all distributions on the account may be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but may be held in an account until the transfer agent locates you or escheats the funds to the state of your last known address.

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Rule 12b-1 Distribution and Shareholder Service Fees

The Trust has adopted a Rule 12b-1 plan under which the Funds pay the Distributor up to [0.25]% of the average daily net assets of the Funds for distribution services and the servicing of shareholder accounts.  Rule 12b-1 payments to participating financial institutions begin to accrue immediately on a daily basis and are paid at least quarterly.  Although the plan provides for payments of up to [ ]%, the Board, however, currently limits payments to [0.25]% of average daily net assets.

Retirement Accounts

You may invest in Fund shares through an IRA account, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts”.  The Funds may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Information

Dividends, Capital Gains Distributions and Taxes.  Each Fund declares distributions from net investment income at least semi-annually.  Any net capital gain realized by a Fund will be distributed at least annually.  Most investors have their dividends reinvested in additional shares of the Fund.  If you choose this option, or if you do not indicate any choice, your dividends will be reinvested.  Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your dividend or capital gains amounts are $10 or more.  However, if a dividend or capital gains amount is less than $10, your proceeds will be reinvested.  If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains may be reinvested.  For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

The Funds generally intend to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Funds’ distributions of net investment income (including net short-term capital gain) are taxable to you as ordinary income.  The Funds’ distributions of net long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A portion of the Funds’ distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2010.  A distribution is treated as qualified dividend income to the extent that the Funds receive dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

All distributions reduce the NAV of the Funds’ shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on the transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Funds’ shares.  The gain or loss will be capital gain or loss if you held your

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Fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the Funds’ shares for more than one year at the time of the sale or exchange.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will also be treated as long-term capital loss to the extent of the amount of any net long-term capital gain distributions with respect to those shares.

The Funds may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification.

After December 31 of each year, the Funds will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization. The Trust is a Delaware statutory trust.  The Funds do not expect to hold shareholders’ meetings unless required by Federal or Delaware law.  Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund).  From time to time, large shareholders may control the Funds or the Trust.

Financial Highlights. Financial Highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

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For More Information

Annual/Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual/semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:
Chou U.S. Mutual Funds
c/o Atlantic Fund Administration
P.O. Box 588
Portland, Maine 04112

(888) XXX-XXXX (toll free)

The Funds’ prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Funds’ website at [].

Securities and Exchange Commission Information
You also may review the Funds’ annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You may obtain copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov and on the EDGAR database.

Rafferty Capital Markets, LLC
59 Hilton Avenue, Garden City, NY, 11530
[WEBSITE ADDRESS]

Investment Company Act File No. ___-____

Statement of Additional Information

_________ __, 2010
Investment Adviser:
Chou America Management Inc.
110 Sheppard Ave East
Suite 301
Toronto, Ontario, Canada M2N 6Y8

Account Information
and Shareholder Services:
ATTN: Transfer Agent
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, Maine 04112
(888) xxx-xxxx
(888) xxx-xxxx
Chou U.S. Mutual Funds Chou Global Value Fund Chou Global Bond Fund

The information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Statement of Additional Information (the “SAI”) supplements the Prospectus dated _______ __, 2010, as may be amended from time to time, offering shares of the Chou Global Value Fund and Chou Global Bond Fund (each a “Fund” and collectively, the “Funds”), each a separate series of Chou U.S. Mutual Funds, a registered, open-end management investment company (the “Trust”).  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC (“Atlantic”) at the address or telephone number listed above.  Neither Fund has commenced operations as of the date hereof and thus neither of the Funds’ financial statements are available at this time.

Copies of the Annual Report may be obtained, when they are available, without charge and upon request, by contacting Atlantic at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY	1

1. Investment Policies and Risks	2

2. Investment Limitations	22

3. Management	23

4. Portfolio Transactions	30

5. Purchase and Redemption Information	33

6. Taxation	35

7. Other Matters	41

Appendix A - Description of Securities Ratings	A-1

Appendix B - PROXY VOTING POLICIES AND PROCEDURES	B-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Atlantic in its capacity as fund accountant to the Funds.

“Administrator” means Atlantic in its capacity as administrator to the Funds.

“Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

“CFTC” means the U.S. Commodity Futures Trading Commission.

“Chou” or “Adviser” mean Chou America Management Inc., the Fund’s investment adviser.

“Code” means the Internal Revenue Code of 1986, as amended, and includes the rules thereunder, IRS interpretations and any private letter rulings or similar authority under which a Fund may rely.

“Custodian” means Union Bank, N.A.

“Distributor” means Rafferty Capital Markets, LLC

“Fund” means Chou Global Value Fund or Chou Global Bond Fund.

“Independent Trustee” means a Trustee that is not an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of The McGraw Hill Companies.

“Transfer Agent” means [ ].

“Trust” means Chou U.S. Mutual Funds, a Delaware statutory trust.

 “U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and includes the rules and regulations promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and includes the rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and includes the rules and regulations promulgated thereunder.

1. Investment Policies and Risks

This section discusses in greater detail than the Funds’ Prospectus certain investments that the Chou Global Value Fund and the Chou Global Bond Fund can make.  Please see the Prospectus for a discussion of the principal policies and risks of investing in the Funds.

The Funds are a “non-diversified” series of the Trust pursuant to the 1940 Act.  Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.  Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

A.Equity Securities

Common and Preferred Stock.  The Chou Global Value Fund may invest in common and preferred stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.  If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Trust Preferred Securities.  The Chou Global Value Fund may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust.  The trust in turn issues trust preferred securities.  Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock.  Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value.  In addition, trust preferred securities issued by bank holding company may allow deferral of interest payments for up to 5 years.  Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company.

Convertible Securities and Convertible Arbitrage.  The Funds may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Funds may use these ratings to determine whether to purchase, sell or hold a security.  Ratings are general and are not absolute standards of quality.  Securities with the same maturity, interest rate and rating may have different market prices.  To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, Chou will attempt to substitute comparable ratings.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

The Funds may engage in convertible arbitrage.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  The Funds also may seek to use convertible arbitrage to hedge interest rate exposure under some circumstances or use certain other strategies to maintain a sector and market neutral portfolio.  The average grade of a bond in a convertible arbitrage portfolio is typically below investment grade with individual ratings ranging from AA to CCC.  However, as the default risk of the company is hedged by shorting the underlying common stock, the risk is considerably better than the rating of the unhedged bond indicates.

Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.  The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  Convertible arbitrage is subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to a Fund, or a decline in the market value of the securities.

The Funds’ investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that a Fund holds.  The Funds may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities.  These securities also have greater risk of default or price changes due to changes in the issuers’ creditworthiness than do higher quality securities.  The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold.  In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.  Under such conditions, the Funds may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of Chou to do so.

Warrants and Rights.  The Funds may invest in warrants and rights.  Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts.  The Funds may invest in depositary receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  Depositary receipts include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and other similar global instruments.  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.  The Funds invest in depositary receipts in order to obtain exposure to foreign securities markets.

Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Real Estate Investment Trusts (“REITs”).  The Funds may purchase REITs.  A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.  Because REITs have on going operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including a Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.

B.Fixed Income Securities

U.S. and Foreign Government Securities.  The Funds may invest in U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (such as the Federal Home Loan Mortgage Corporation securities).

The Funds also may invest in securities issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Holders of U.S. Government and foreign securities not backed by the full faith and credit of the U.S. or foreign government must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States or foreign government in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government or foreign government would provide support if it were not obligated to do so by law.  Neither the U.S. Government, foreign government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Government and Agency Mortgage-Backed Securities.  The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development (“HUD”), creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages.  The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages.  FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

Corporate Debt Obligations.  The Funds may invest in corporate debt obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  Companies use these instruments to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine (9) months.  In addition, the Funds also may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Treasury Inflation Protected Securities.  The Funds may invest in treasury inflation protected securities (“TIPS”).  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation, a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the bond’s principal, follows a designated inflation index, such as the consumer price index (CPI).  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This adjustment can provide investors with a hedge against inflation, as it helps preserve the purchasing power of their investments.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  TIPS are subject to certain risks, including interest rate risk and deflation risk.

Mortgage-Backed Securities.  The Funds may invest in mortgage-backed securities, including pass-through securities and collateralized obligations.  Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types.  Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers.  Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security.  Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Privately Issued Mortgage-Backed Securities.  The Funds may invest in privately issued mortgage-backed securities.  Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities.  The Funds may invest in stripped mortgage-backed securities.  Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately.  Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Obligations.  The Funds may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations.  Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.  Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date.  Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis.  Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.   The Funds also may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities.  The Funds may invest in asset-backed securities, including asset-backed commercial paper.  Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements.  Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.  Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities;  accordingly they  are subject to many of the same risks, though often, to a greater extent.

Distressed Assets.   The Funds may invest in “below investment grade” securities and obligations of U.S. and non U.S. issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings including subprime loan collateral and mezzanine home equity loan structures.  These securities are likely to be particularly risky investments, although they may also offer the potential for correspondingly high returns. Investment in the debt of financially distressed companies domiciled outside the U.S. may involve risks in addition to those of foreign investing discussed elsewhere in this SAI.  To the extent a Fund invests significantly in securities involving subprime residential mortgage loans (i.e., loans to borrowers with lower credit scores), it may be subject to certain risks associated with defaults on such loans and any impact to servicers of such loans. Recently, a number of originators and servicers of subprime residential mortgage loans (RMBS), have experienced serious financial difficulties and, in some cases, have entered bankruptcy proceedings.  The inability of the originator to repurchase such mortgage loans in the event of early payment defaults and other loan representation breaches may also affect the performance of residential mortgage backed securities backed by those subprime mortgage loans and subprime RMBS.  In addition, interest rate spreads for subprime RMBS have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  If interest rate spreads for RMBS Securities continue to be volatile, and to the extent a Fund invests in RMBS securities, the assets of the Fund may be negatively affected by such volatility and the Fund may experience difficulty in the management and reinvestment of its investments.  Any additional deterioration in the market performance of both RMBS Securities backed by subprime residential mortgage portfolios and CDO securities with significant exposure to such RMBS Securities, would likely increase the chances that the Funds may incur losses on such investments.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria.  All variable amount master demand notes acquired by the Funds will be payable within a prescribed notice period not to exceed seven days.

Municipal Securities.  The Funds may invest in municipal securities.  Municipal securities are issued by the states, territories and possessions of the United States or foreign governments, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions.  In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities.  Municipal securities are classified as general obligation or revenue bonds or notes.  General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power.  Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state, territory and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets.  Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Variable and Floating Rate Securities.  The Funds may invest in variable and floating rate securities, including perpetual floaters.  Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. A perpetual floater is a floating rate security with no stated maturity date.  Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice.  These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Funds might be entitled to less than the initial principal amount of the security upon the security’s maturity.  The Funds intend to purchase these securities only when Chou believes the interest income from the instrument justifies any principal risks associated with the instrument.  Chou may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that Chou will be able to limit the effects of principal fluctuations and, accordingly, the Funds may incur losses on those securities even if held to maturity without issuer default.

The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Funds to dispose of the instrument during periods that the Funds are not entitled to exercise any demand rights they may have.  The Funds could, for this or other reasons, suffer a loss with respect to those instruments.  Chou monitors the liquidity of the Funds’ investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Structured Notes.  The Funds may invest in structured notes.  Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes.  Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate.  Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal.  Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument.  Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements.  Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed-income securities and derivative instruments such as call or put options.

Zero-Coupon Securities.  The Funds may invest in zero-coupon securities.  Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value, do not pay current interest to holders prior to maturity, or have a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance.  The original issue discount on the zero-coupon securities must be included ratably in the income of a Fund (and thus an investor’s) as the income accrues, even though payment has not been received.  The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Chou would not have chosen to sell such securities and which may result in a taxable gain or loss.  Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream or custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities.  The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security.  These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security.  The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations.  The Funds may invest in financial institution obligations.  Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers’ acceptances.  The Funds may invest in negotiable certificates of deposit and bankers’ acceptances issued by commercial banks doing business in the United States.  Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade.  Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period.  Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which could reduce a Fund’s performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund’s right to transfer a beneficial interest in the deposits to third parties.

The Funds may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks.  Each of these instruments is U.S. dollar denominated.

Risks of Fixed Income Securities. The market value of the interest-bearing debt securities held by the Funds will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s fixed income securities.  As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rates.  The market value of the interest-bearing fixed income securities held by the Funds will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Credit.  The Funds’ investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold.  The Funds may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities.  These securities also have greater risk of default or price changes due to changes in the issuers’ creditworthiness than do higher quality securities.  The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold.  In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.  Under such conditions, the Funds may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of Chou to do so.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  Chou may use these ratings to determine whether to purchase, sell or hold a security.  Ratings are general and are not absolute standards of quality.  Securities with the same maturity, interest rate and rating may have different market prices.  If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Funds, Chou will determine whether the Funds should continue to hold the obligation.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

Mortgage-Backed Securities.  The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved.  The ability of a Fund to successfully utilize mortgage-backed securities depends in part upon the ability of Chou to forecast interest rates and other economic factors correctly.  Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities.  The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions.  In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities.  In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting a Fund’s yield.  Because prepayments of principal generally occur when interest rates are declining, it is likely that the Funds, to the extent they retain the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments.  If this occurs, a Fund’s yield will correspondingly decline.  Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.  A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates.  To the extent that the Funds purchase mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral.  This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these.

Asset-Backed Securities.  Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities.  Asset-backed securities present certain additional and unique risks.  Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities.  Credit card receivables are in general unsecured.  Debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.  Generally, automobile receivables are secured by automobiles.  Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities.  In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles.  As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities.  In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Non-US Dollar Denominated Securities.  The Funds may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

C.Foreign Securities

The Funds may invest in foreign securities.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Funds’ assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you.  Some foreign brokerage commissions and custody fees are higher than those in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Funds.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Funds are required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Emerging Markets.  If the Funds invest in emerging markets, which generally carry more risk than investments in developed foreign markets, an investment in the Funds may have the following additional risks:

Information about the companies in these countries is not always readily available;

Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

Greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets;

Emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund;

Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar;

Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies.  As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of a Fund’s investments; and

Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in the Funds.  As a result, an investment in the Funds may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

D.Foreign Currencies Transactions

Investments in foreign companies will usually involve currencies of foreign countries.  The Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.  The Funds may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.  A forward currency contract  (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward contracts are considered “derivatives” -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).  The Funds enter into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract.  In addition, the Funds may enter into forward contracts to hedge against risks arising from securities the Funds own or anticipate purchasing, or the U.S. dollar value of interest and dividends paid on those securities.  The Funds do not intend to enter into forward contracts on a regular or continuing basis and the Funds will not enter these contracts for speculative purposes.

At or before settlement of a forward currency contract, the Funds may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If the Funds make delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Funds into the currency.  The Funds may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks.  The Funds incur foreign exchange expenses in converting assets from one currency to another.  Forward contracts involve a risk of loss if Chou is inaccurate in its prediction of currency movements.  The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.  The precise matching of forward contract amounts and the value of the securities involved is generally not possible.  Accordingly, it may be necessary for the Funds to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Funds are obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency.  The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Funds own or intend to acquire, but it does fix a rate of exchange in advance.  Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.  There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Funds.

E.Options and Futures

The Funds may purchase or write put and call options, futures and options on futures to: (1) enhance a Fund’s performance; or (2) seek to hedge against either a decline in the value of securities it owns or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

Specifically, the Funds may purchase or write options on securities in which it may invest, on market indices based in whole or in part on such securities or on commodities.  Options purchased or written by the Funds must be traded on an exchange or over-the-counter.  The Funds may invest in futures contracts on securities in which it may invest, market indices based in whole or in part on securities in which the Funds may invest and on commodities.  The Funds also may purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC.  No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Funds will be financially exposed to another party due to their investments in options or futures, the Funds may, if required, maintain either: (1) offsetting (“covered”) positions; or (2) cash, receivables and liquid debt or equity securities equal to the value of the positions less any proceeds and/or margin on deposit.  Offsetting covered positions may include holding the underlying securities or holding other offsetting liquid securities believed likely to substantially replicate the movement of the future or option investment.  Offsetting covered positions also may include an offsetting option or futures contract.  The Funds will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets (“Segregated Assets”).  Segregated Assets cannot be sold or closed out while the strategy is outstanding, unless the Segregated Assets are replaced with similar assets.  As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Funds’ assets could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

The Funds have filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Funds are not subject to registration or regulation as a pool operator under the Act.

Options on Securities.  A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price.  The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices.  An index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index cash options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities.  Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

Options on Foreign Currency.  Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option.  The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots.  To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures.  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts.  A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.  An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made.  Generally, these futures contracts are closed out prior to the expiration date of the contracts.

Risks of Options and Futures Transactions.  Options and futures contracts are considered “derivatives” – financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities).  There are certain investment risks associated with options and futures transactions.  These risks include:  (1) dependence on Chou’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing their positions.

Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds.  There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

The risk of loss in trading futures contracts and in writing options on futures contracts can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets.  Futures prices are affected by and may respond rapidly to a variety of factors including (but not limited to) market reports, news reports, interest rates, national and international political and economic events, weather and domestic or foreign trades, monetary or fiscal policies and programs.  Such rapid response might include an opening price on an affected futures contract sharply higher or lower than the previous day’s close.  In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Funds have insufficient cash, they may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so thus causing the Funds to incur a loss.  In addition, on the settlement date, the Funds may be required to make delivery of the instruments underlying the futures positions they hold.

The Funds could suffer losses if they are unable to close out a futures contract or options on futures contract because of an illiquid secondary market.  Futures contracts and options on futures contracts may be closed out only on an exchange, which provides a secondary market for such products.  However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time.  Thus, it may not be possible to close a futures or option position.  Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.  The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The Funds bear the risk that Chou will incorrectly predict future market trends.  If Chou’s attempt to use a futures contract or an option on a futures contract as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Funds.  While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

The Funds may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.  The Funds’ activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Funds’ yields.

Curve Steepener Trades.  A curve steepener trade is an investment strategy that uses derivatives to benefit from increases in the yield curve between two Treasury bonds of different maturities.  This investment strategy can be effective when the price of the longer-term Treasury bond falls, causing its yield to increase.  The greater the yield difference between the two Treasury bonds, the more profitable the investment strategy becomes.  On the other hand, however, if the yield difference between the two Treasury bonds becomes smaller, the investment strategy will result in losses.

Derivatives Risk.  Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies.  Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Funds.

Risks of Hedging Strategies.  The Funds may engage in hedging activities.  In connection with hedging strategies, Chou may cause the Funds to utilize a variety of financial instruments, including index futures contracts and options on futures contracts.  Hedging generally is used to mitigate the risk of particular price movements in one or more securities that the Fund owns or intends to acquire.  Hedging instruments on stock indices generally are used to hedge against price movements in broad equity market sectors in which the Funds have invested or expect to invest.  Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  Further, hedging with an index that does not one hundred percent mirror a portfolio introduces the risk of losing money on the hedge as well as on the underlying position.  A hedging position taken at the wrong time could have an adverse impact on a Fund’s performance.  The Funds’ ability to use hedging instruments may be limited by tax considerations.  The use of hedging instruments is subject to regulations of the SEC, the several options and futures exchanges upon which they are traded, the CFTC and various state regulatory authorities.

F.Leverage Transactions

The Funds’ use of derivatives may create leverage.  The Funds also may use leverage to increase potential returns.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to the Funds through an investment technique is used to make additional Fund investments.  Leverage transactions include borrowing for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are not owned), lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis.  The Funds use these investment techniques only when Chou believes that the leveraging and the returns available to the Funds from investing the cash will provide investors with a potentially higher return.

Borrowing.  The Funds may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio.  Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Funds sell securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities.  An investment of a Fund’s assets in reverse repurchase agreements will increase the volatility of that Fund’s NAV.  A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Short Sales.  To sell short, a Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account.  The broker will charge the Fund interest during the period it borrows the security.  The Fund may close the short sale by purchasing the security in the open market at the market price.  If the proceeds received from the short sale (less the interest charges) exceed the amount paid for the security, the Fund will incur a gain on the transaction.  If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction.  Employing a long/short strategy is speculative and involves a high degree of risk, particularly when used for non-hedging purposes.

Securities Lending and Repurchase Agreements.  The Funds may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions.  In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.  The Fund may share the interest it receives on the collateral securities with the borrower.  The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.  Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.  The Funds may pay fees to arrange for securities loans.

The Funds may enter into repurchase agreements that are transactions in which the Funds purchase a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Funds enter into a repurchase agreement, they will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Funds’ loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a "when-issued" and “forward commitment” basis (including a delayed delivery basis).  Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities.  A purchase is made on a “delayed delivery” basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.  At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

Dollar Roll Transactions.  Dollar roll transactions are transactions in which a Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party.  During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, however, the Fund assumes the risk of ownership.  The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  The Funds will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.

Swaps.  The Funds may engage in swaps, including, but not limited to, interest rate, currency and equity swaps,  constant maturity swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Funds anticipate purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Constant maturity swaps are a variation of the regular interest rate swap.  In a constant maturity swap, the floating interest rate is reset periodically according to the fixed maturity market rate of a product with a duration extending beyond that of the swap’s reset period.  Constant maturity swaps are exposed to changes in long-term interest rate movements.

The purchase of a cap on a swap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Chou is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used.  Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk.  If the other party to a swap defaults and fails to consummate the transaction, the Funds’ risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

Equity swaps or other swaps relating to securities or other instruments are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate. The Funds will enter into an equity swap contract only on a net basis, i.e., the two parties' obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments.  Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Funds will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Funds will succeed in pursuing contractual remedies. The Funds thus assume the risk that they may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount.  Chou will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions.  To the extent that a Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

Credit Default Swaps.  The Funds may invest in credit default swaps (“CDS”).  A credit default swap gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs.  This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include, but are not limited to, credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.  Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is the buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations.  In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks.  If a counterparty’s creditworthiness declines, the value of the swap would likely decline.  Moreover, there is no guarantee that the Funds could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Leverage creates the risk of magnified capital losses.  Leverage may involve the creation of a liability that requires the Funds to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as the Funds are able to realize a net return on their investment portfolios that are higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Funds than if the Funds were not leveraged.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on the Funds’ investment portfolios, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.  In an extreme case, if the Funds’ current investment incomes were not sufficient to meet the interest expense of leveraging, it could be necessary for a Fund to liquidate certain of its investments at an inappropriate time.

Segregated Assets.  The Funds will comply with SEC guidelines with respect to coverage of certain strategies and, if the guidelines require, it will set aside on its books and records, cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Funds’ Custodian in the prescribed amount.  The asset value, which is marked to market daily, will be at least equal to the Funds’ commitments under these transactions less any proceeds or margin on deposit.

G.Illiquid and Restricted Securities

The Funds may invest in illiquid and restricted securities.  The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the securities.  Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

Rule 144A Securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Funds may not be able to sell the security when the portfolio manager considers it desirable to do so or that the Funds may have to sell the security at a lower price than that which would be available if the security were more liquid. In addition, transaction costs may be higher for 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

Limitations on resale may have an adverse effect on the marketability of a security and the Funds also might have to register a restricted security in order to dispose of it, resulting in expense and delay.  The Funds might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests.  There can be no assurance that a liquid market will exist for any security at any particular time.  Any security, including securities determined by Chou to be liquid, can become illiquid.

Determination of Liquidity.  The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to Chou, pursuant to guidelines approved by the Board.  Chou determines and monitors the liquidity of Fund assets under management and reports periodically on its decisions to the Board.  Chou takes into account a number of factors in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities.  Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security.  If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, Chou may determine that the securities are not illiquid.

H.	Investment Company Securities, Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”)

Open-End and Closed-End Investment Companies and ETFs.  The Funds may invest in shares of open-end and closed-end investment companies, including those managed by Chou or its affiliates.  In addition, the Funds may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles).  ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) iShares® and VIPERs®.  The Funds could purchase an ETF to gain exposure to a portion of the U.S. or foreign market.

The Funds, as a shareholder of another investment company, will bear their pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to their own expenses.

As a shareholder, a Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, Chou may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting that Fund's performance. To the extent that the Funds invest in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

ETNs.  The Funds may invest in ETNs, which are structured debt securities.  ETNs’ liabilities are unsecured general obligations of the issuer.  Most ETNs are designed to track a particular market segment or index.  ETNs have expenses associated with their operation.  When a Fund invests in an ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETN’s expenses.  The risks of owning an ETN generally reflect the risks of owning the underlying securities the ETN is designed to track, although lack of liquidity in an ETN could result in it being more volatile than the underlying portfolio of securities.  In addition, because of ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETN.  The value of an ETN security also should be expected to fluctuate with the credit rating of the issuer.

Bank Loans.  The Funds may invest in bank loans.  By purchasing a loan, the Funds acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower.  The Funds may act as part of a lending syndicate and in such cases would be purchasing a “participation” in the loan.  The Funds also may purchase loans by assignment from another lender.  Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower.  These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan).  Depending on the value of collateral, if any, the return on a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.  The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of that Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund's net asset value.  Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate.  In selecting the loans in which a Fund will invest, however, Chou will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers.

Because loans in which the Funds may invest may not be rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan will depend almost exclusively on Chou’s, and the original lending institution’s, credit analysis of the borrower.  Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Funds’ credit quality policy.

I.Temporary Defensive Position and Cash Investments

The Funds may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality.  Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by Chou to be of comparable quality.  The Funds also may invest in prime quality money market instruments pending investment of cash balances.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Funds may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds.  The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Funds may invest may have variable or floating rates of interest.  These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  These obligations generally are not traded, nor generally is there an established secondary market for these obligations.  To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2. Investment Limitations

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act.  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.Borrowing Money

Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.Concentration

Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

3.Underwriting Activities

Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.

4.Making Loans

Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.Purchases and Sales of Real Estate

Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.Purchases and Sales of Commodities

Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.Issuance of Senior Securities

Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Management

A.Trustees and Officers of the Funds

The Board is responsible for oversight of the management of the Funds’ business affairs and of the exercise of all the Funds’ powers except those reserved for shareholders.  The following tables give information about each Board member and certain officers of the Funds.  Each Trustee and officer holds office until the person resigns, is removed, or replaced.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The address for all Trustees and officers is: c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101, unless otherwise noted.

Name and Year of Birth	Position with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
Lily Pinarello (Born )	Trustee	2010	[ ]
David McLean (Born 1966)	Trustee	2010	1998-Present, Managing Director, McLean Asset Management, Ltd. And MAMGMT Fund Services Ltd.
Interested Trustee
Francis S.M. Chou (Born )	Trustee	2010-Present
2010-Present, Chief Executive Officer, Chou America Management Inc.; 1986-Present, Chief Executive Officer Chou Associates Management, Inc.; 1996-2007, Senior Vice President, Fairfax Financial Holdings

Officers
Francis S.M. Chou	President and Principal Executive Officer	2010-Present
2010-Present, Chief Executive Officer, Chou America Management Inc.; 1986-Present, Chief Executive Officer Chou Associates Management, Inc.; 1996-2007, Senior Vice President, Fairfax Financial Holdings

Michael J. McKeen (Born 1971)	Treasurer and Principal Financial Officer	2010-Present	Senior Manager, Atlantic Fund Administration, LLC, since 2008; Vice President, Citigroup 2003–2008; Manager, Forum Financial Group, 1993-2003
Megan Hadley Koehler (Born 1978)	Secretary	2010-Present
2008-Present, Senior Administration Specialist, Atlantic Fund Administration, LLC; 2007-2008, Assistant Vice President, Citigroup Fund Services, LLC; 2006-2007, Thurber & Associates (Title Service); 2006, Student Attorney, Cumberland Legal Aid Clinic; 2005-2006, Legal Intern, Maine Unemployment Insurance Commission; 2004-2005, Associate, LexisNexis.

Carlyn Edgar (Born 1963)	Chief Compliance Officer	2010-Present	2008-Present, Senior Manager, Atlantic Fund Administration, LLC; 2003-2008, Vice President, Citigroup Fund Services, LLC.

B.Trustees Ownership in the Funds and in Family of Investment Companies

As of the date of this SAI, no Trustee owns shares of any Fund.

C.Ownership of Securities in Chou and Related Companies

As of [ ], no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of Chou, the Rafferty Capital Markets, LLC, the Funds’ distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with Chou or the distributor.

D.Information Concerning Fund Committees

1.           Audit Committee

The Trust’s Audit Committee, which meets when necessary, consists of [ ].  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Funds.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Funds.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Funds’ internal accounting procedures and controls.

2.           Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of [ ].  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Fund regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Fund or an employee or agent of the Fund.

E.Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $5,000 for service to the Fund.  Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings.  No officer of the Fund is compensated by the Fund but officers are reimbursed for travel and related expenses incurred in attending Board meetings.

Prior to the Trust’s commencement of operations, no Trustee was compensated for his service as a Trustee.  The table below shows the estimated compensation that is contemplated to be paid to the Trustees for the Funds’ Fiscal Year ended December 31, 2010, assuming a full fiscal year of operations.

Trustee	Aggregate Estimated Compensation from Chou Global Value Fund	Aggregate Estimated Compensation from Chou Global Bond Fund	Total Compensation from Funds and Fund Complex
Independent Trustee
Lily Pinarello	$2,500	$2,500	$5,000
David McLean	$2,500	$2,500	$5,000
Interested Trustee
Francis S.M. Chou	$0	$0	$0

F.Investment Advisers

1.           Ownership of Chou

Francis S.M. Chou controls Chou through equity interests.

2.           Information Regarding Portfolio Managers

Other Accounts Under Management

Chou has provided the following information regarding other accounts managed by the Funds’ Portfolio Manager.  As of the date of this SAI, Francis S.M. Chou manages the following other accounts: [ ].

Portfolio Manager Ownership in the Fund

Francis S.M. Chou is each Fund’s Portfolio and is responsible for the day-to-day management of the Funds.  The Funds have not yet commenced operations as of the date of this SAI, thus the portfolio manager of the Funds does not own any shares of the Funds.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when the portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account.  More specifically, the portfolio manager may experience the following potential conflicts when managing multiple Funds and/or other accounts:

The management of multiple accounts may result in the portfolio manager devoting unequal time and attention to the management of each account.  Investment decisions for client accounts also are made consistent with a client’s individual investment objective and needs.  Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients.  Chou may seek to manage such competing interests by: (1) having the portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows.  Chou also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Funds may abuse their fiduciary duties to the Funds.

If the portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Funds may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, Chou has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, Chou determines which broker to use to execute each order.  Chou may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Funds.  To deal with these situations, Chou has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where Chou has an incentive, such as a performance-based management fee, which relates to the management of one, but not all, accounts for which the portfolio manager has day-to-day management responsibilities.

Compensation

The following compensation information has been provided by Chou:

Adviser	Compensation
Chou America Management Inc.	[DESCRIPTION OF COMPENSATION STRUCTURE]

3.           Fees

Chou’s fee is calculated as a percentage fee of a Fund’s average daily net assets.  The fee, if not waived, is accrued daily by the Funds and is assessed based on average daily net assets for the previous month.  Chou’s fee is paid monthly based on average daily net assets for the prior month.

In addition to receiving its advisory fee from the Funds, Chou may also act and be compensated as investment manager for its clients with respect to assets they invested in the Funds.  If you have a separately managed account with Chou with assets invested in the Funds, Chou will credit an amount equal to all or a portion of the fees received by Chou against any investment management fee received from you.

Fee data is not shown because the Funds have not commenced operations as of the date of this SAI.

4.           Other Provisions of Advisory Agreement

Chou is not affiliated with Atlantic or any company affiliated with Atlantic.  The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Funds on 60 days’ written notice when authorized either by vote of a Fund’s shareholders or by a majority vote of the Board, or by Chou on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.  Under the Advisory Agreement, Chou is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on Chou’s part in the performance of its duties, or from reckless disregard by Chou of its obligations and duties under the Advisory Agreement.

G.Distributor

1.           Distribution Services

Rafferty Capital Markets, LLC serves as the Funds’ distributor (“Distributor”).  The Distributor (also known as principal underwriter) of the shares of the Funds is located at 59 Hilton Avenue, Garden City, NY, 11530. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority.

Under a Distribution Agreement with the Trust dated [ ], the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds.  The Distributor continually distributes shares of the Funds on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Funds.  With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Funds and/or Chou, rather than the Distributor, typically enter into such agreements (see also “Purchases through Financial institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other  fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through Financial Institutions will be subject to the procedures of those Institutions through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the Financial Institution through whom they purchase shares.  Investors purchasing shares of the Funds through Financial Institutions should acquaint themselves with their institution’s procedures and should read the Prospectus in conjunction with any materials and information provided by their institution.  The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.  The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective.

2.           Distribution Plan

The Trust has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor or any other entity approved by the Board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 1.00% of the average daily net assets of each Fund’s shares.  The Board currently has authorized the Funds to pay a Rule 12b-1 fee of .025% under the Rule 12b-1 plan.  The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Funds.  The plan is a core component of the ongoing distribution of the Funds’ shares.

The plan provides that payees may incur expenses for distribution and service activities including, but not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and (2) providing services to holders of shares related to their investment in the Funds, including without limitation providing assistance in connection with responding to the Funds’ shareholder inquiries regarding the Funds’ investment objectives, policies and other operational features, and inquiries regarding shareholder accounts.  Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares, or who provides shareholder services such as responding to the Funds’ shareholder inquiries regarding the Funds’ operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Chou or others in connection with the offering of Fund shares for sale to the public.

The plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.  The plan obligates the Funds to compensate the Distributor for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees.  The plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution/shareholder services pursuant to the plan without approval by shareholders of the Funds’ shares and that other material amendments of the plan must be approved by the Independent Trustees.  The plan may be terminated with respect to the Funds’ shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of a Fund.

H.Other Fund Service Providers

1.           Administrator, Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration and fund accounting and transfer agency services to the Funds.  Pursuant to the Atlantic Services Agreement dated [ ] (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of [ ]% on the first $[ ] million in Fund assets, 0[ ]% on the next $[ ] million in Fund assets, 0.[ ]% on the next $[ ] million in Fund assets, 0.[ ]% on the next $[ ] million in Fund assets and 0.[ ]% on Fund assets exceeding $[ ] billion.  The base fee is subject to an annual minimum of $[ ]. The Fund also pays Atlantic certain surcharges and shareholder account fees.  The fee is accrued daily by the Funds and is paid monthly based on the average net assets, transactions and positions for the previous month.

As administrator, Atlantic administers the Funds’ operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.  The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Funds by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder services and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Funds’ tax returns, financial statements and related reports to the Funds’ shareholders, the SEC and state and other securities administrators; (4) providing the Funds with adequate general office space and facilities and persons suitable to the Board to serve as officers of the Trust; (5) assisting Chou in monitoring the Funds’ holdings for compliance with prospectus investment restrictions and in the preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As Fund accountant, Atlantic provides fund accounting services to the Funds.  These services include calculating the NAV of the Funds.

The Services Agreement continues in effect until terminated so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law.  The Services Agreement is terminable with or without cause and without penalty by the Trust or the Administrator on [  ] days’ written notice to the other party.  The Services Agreement is also terminable for cause by the non-breaching party on at least [  ] days’ written notice to the other party, provided that such party has not cured the breach within that notice period.  Under the Services Agreement, Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement.  Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and persons who control Atlantic) are indemnified by the Funds against any and all claims and expenses related to the Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care.  Under the Services Agreement, in calculating each Fund’s NAV, Atlantic is deemed not to have committed an error if the NAV it calculates is within 0.1% of the actual NAV after recalculation.  The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5 % or less than or equal to $25.00.  In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Funds.

Atlantic serves as transfer agent and distribution paying agent for the Funds.  Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency.  The transfer agent and distribution paying agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Atlantic provides a Principal Executive Officer (“PEO”), a Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Funds, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated [ ] (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and the Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Funds equal to (i) $[ ]

The Compliance Services Agreement continues in effect until terminated.  The Compliance Services Agreement is terminable with or without cause and without penalty by the Board or Atlantic on 60 days’ written notice.  Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services may be terminated at any time by the Board, effective upon written notice to the CCO and the Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, and (2) Atlantic and certain related parties (“ Atlantic Indemnitees” ) are indemnified by the Funds against any and all claims and expenses related to an Atlantic Indemnitees’ actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic ’ s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

2.           Custodian

Union Bank, N.A. is the Custodian for the Funds and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Funds’ domestic and foreign assets.  The Custodian is located at [ ].

3.           Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

4.           Independent Registered Public Accounting Firm

[xxx], located at [xxx] is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

4. Portfolio Transactions

A.How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, Chou will seek to deal with the primary market makers; but when necessary in order to obtain best execution, Chou may utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.Commissions Paid

Fee data is not shown because as of the date hereof neither Fund has commenced operations

C.Adviser Responsibility for Purchases and Sales

Chou places orders for the purchase and sale of securities with broker-dealers selected by, and at the discretion of, Chou.  The Funds do not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by Chou in its best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.

Chou seeks “best execution” for all portfolio transactions.  This means that Chou seeks the most favorable price and execution available.  Chou’s primary consideration in executing transactions for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

D.Choosing Broker-Dealers

Chou seeks “best execution” for all portfolio transactions.  This means that Chou seeks the most favorable price and execution available.  The Funds may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, Chou takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.  Chou may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Chou may also give consideration to brokerage and research services furnished by brokers to Chou and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers.  Research is designed to augment Chou’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry, such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service all of Chou’s accounts, although a particular client may not benefit from all the research received on each occasion.  Chou’s fees are not reduced by reason of Chou’s receipt of research services.  Since most of Chou’s brokerage commissions for research are for economic research on specific companies or industries, and since Chou follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit Chou’s clients and the Funds’ investors.

As of the date hereof, neither Fund has commenced operations.

E.Counterparty Risk

Chou monitors the creditworthiness of counterparties to the Funds’ transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

F.Other Accounts of Chou

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become advised by Chou or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, with required consents, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in Chou’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Funds and other client accounts managed by Chou occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

G.Portfolio Turnover

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time, the Funds may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the Funds were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains or losses.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Funds invest, are excluded from the calculation of portfolio turnover rate.

H.Securities of Regular Broker-Dealers

From time to time, the Funds may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers.  For this purpose, regular brokers and dealers are the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Funds’ last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during the Funds’ last fiscal year; or (3) sold the largest amount of the Funds’ shares during the Funds’ last fiscal year.

As of the date hereof, neither Fund has commenced operations.

I.Portfolio Holdings

Portfolio holdings as of the end of the Funds’ annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Funds’ latest semi-annual report to shareholders or a copy of the Funds’ latest Form N-Q which contains the Funds’ portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds’ latest Form N-Q by accessing the SEC’s website at www.sec.gov.

In addition, Chou makes publicly available, on a quarterly basis, information regarding the Funds’ top ten holdings (including name and percentage of the Funds’ assets invested in each such holding) and the percentage breakdown of the Funds’ investments by country, sector and industry, as applicable.  This holdings information is made available through the Funds or Chou's website, marketing communications (including printed advertisements and sales literature), and/or the Funds’ Transfer Agent telephone customer service center that supports the Funds.  This quarterly holdings information is released within 15 days after the quarter end.

The Funds’ nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds’ operation that the Funds have retained them to perform.  Chou, who manages the Funds’ portfolios, has regular and continuous access to the Funds’ portfolio holdings. In addition, Chou, the Administrator, Custodian, Distributor and Fund Accountant, as well as proxy voting services (such as ISS), may have access to the Funds’ nonpublic portfolio holdings information on an ongoing basis.  The Trust’s Trustees and officers and legal counsel to the Trust and to the Independent Trustees, and the Funds’ independent registered public accounting firm may receive portfolio holdings information on an as needed basis.  Mailing services (such as Broadridge) and financial printers (currently [ ]) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter, but may be given more frequent access, if necessary.

From time to time Chou also may disclose nonpublic information regarding the Funds’ portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purposes in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Funds have a legitimate business purpose for the disclosing of the information; and (3) the disclosure is in the best interests of the Funds and its shareholders.  Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Funds, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient:  (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and (3) upon request from Chou or the Funds, will return or promptly destroy the information.  The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee’s reasons for determining to permit such disclosure.

No compensation is received by the Funds, nor, to the Funds’ knowledge, paid to Chou or any other party, by any service provider or any other person in connection with the disclosure of the Funds’ portfolio holdings.  With respect to the Trust’s Trustees, its officers, Chou, and the Distributor, the Board has approved codes of ethics (collectively, “Codes”) that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds’ portfolio holdings.  In addition, the Funds’ service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds’ portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Funds’ portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate.  Any conflict identified by the Funds resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of Chou, the Distributor or any affiliate of the Funds, Chou or the Distributor will be reported to the Board for appropriate action.

There is no assurance that the Funds’ portfolio holdings disclosure policy will protect the Funds against potential misuse of holdings information by individuals or firms in possession of that information.

5. Purchase and Redemption Information

A.           General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.

The Funds accept orders for the purchase or redemption of Fund shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust’s officers.

The shares of the Funds may not be available for sale in the state in which you reside.  Please check with your investment professional to determine the Funds’ availability.

B.           Additional Purchase Information

Shares of the Funds are sold on a continuous basis by the Distributor.

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only.  In Chou’s discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares.  The Funds will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.           IRAs

All contributions into an IRA through an automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.           UGMAs/UTMAs

If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a matter indicating custodial capacity.

3.           Purchases through Financial Institutions

The Fund or Chou may enter into agreements with Financial Institutions. You may purchase and redeem shares through Financial Institutions. The Funds have authorized one or more Financial Institutions to receive purchase, redemption or exchange orders on their behalf.  Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Funds.  Your order will be priced at a Fund’s NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Funds consistent with the Funds’ prospectus or the Financial Institution’s contractual arrangements with the Funds.

Financial Institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption, and other requests to the Funds. If you purchase shares through a Financial Institution, you will be subject to the Financial Institution’s procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Funds directly.  The Funds are not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Funds through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Funds through retirement plans and other investment programs.  A Financial Institution may perform program services itself or may arrange with a third party to perform program services.  In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.  Chou or the Funds (if approved by the Board) may pay fees to these Financial Institutions for their services.

Chou may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares.  Chou also may sponsor various promotional activities held by the Financial Institutions to promote sales of the Funds.  In addition, Chou, at its expense, may compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the Financial Institution about the Funds and shareholder financial planning needs, providing placement on the Financial Institution’s list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, sales representatives and management representatives of the Financial Institutions.

The above payments are made to Financial Institutions that are registered as holders of record or dealers of record for accounts in the Funds.  These payments are generally based on one or more of the following factors: average net assets of the Funds’ shares attributable to that dealer, gross or net sales of Fund shares attributable to that dealer, reimbursement of ticket charges (including fees that a dealer firm charges its representatives for effecting transactions in fund shares and payments for processing transactions via National Securities Clearing Corporation ("NSCC")) or a negotiated lump sum payment for services rendered. Chou compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  Eligibility requirements for such payments to Financial Institutions are determined by Chou.  Such payments will create an incentive for the Financial Institutions to recommend that investors purchase Fund shares.

Marketing support payments are not expected, with certain limited exceptions, to exceed 0.10% of the average net assets of Chou's mutual funds attributable to that dealer, estimated on an annual basis over a five year time period.  Program servicing payments, which are paid in some instances to third parties in connection with investments in the Funds by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.10% of the total assets in the Chou mutual funds, estimated on an annual basis over a five year time period.  In addition, Chou may make one-time or annual payments to select Financial Institutions receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Chou’s mutual funds on the Financial Institution's system.  The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such Financial Institution on an annual basis to exceed the amounts set forth above.  Separately, Chou may enter into one or more arrangements with third-party marketing firms.  Chou anticipates that compensation to such firms will be consistent to costs associated with wholesaling and/or marketing mutual funds.  Such compensation will be in addition to any marketing support and/or program servicing payments.

From time to time, Chou, at its expense, may provide additional compensation to Financial Institutions which sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA.  Such compensation provided by Chou may include financial assistance to Financial

Institutions that enable Chou to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips.

C.           Additional Redemption Information

You may redeem Fund shares at NAV. The Funds may redeem shares involuntarily to: (1) reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Funds’ shares as provided in the Prospectus.

1.           Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Funds of their securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Funds.

2.           Redemption-In-Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by Chou, the Funds may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board.  The Trust has filed an election with the SEC pursuant to which the Funds may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund’s total net assets, whichever is less, during any 90-day period.

3.           NAV Determination

In determining the NAV of the Funds, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.  If no average price is available, the last bid price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Valuation Committee (or its delegate).

4.           Distributions

Distributions of net investment income will be reinvested at the NAV of the applicable Fund (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at the NAV of the applicable Fund (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. Taxation

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Funds qualify as a regulated investment company (as discussed below).  Such information is only a summary of certain key Federal income tax considerations affecting the Funds and their shareholders and is in addition to the information provided in the Prospectus.  No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A.           Qualification as a Regulated Investment Company

The Funds intend, for each tax year, to qualify as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The tax year end of the Funds is [ ] (the same as the Funds’ fiscal year end).

1.           Meaning of Qualification

As a regulated investment company, the Funds will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, the excess of net short-term capital gains over net long-term capital losses and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  In order to qualify to be taxed as a regulated investment company the Funds must satisfy the following requirements:

•
The Funds must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Funds after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•
The Funds must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

•
The Funds must satisfy the following asset diversification test at the close of each quarter of the Funds’ tax year: (1) at least 50% of the value of the Funds’ assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Funds have not invested more than 5% of the value of the Funds’ total assets in securities of an issuer and as to which the Funds do not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Funds’ total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Funds control and which are engaged in the same or similar trades or businesses.

2.           Failure to Qualify

If for any tax year the Funds do not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Funds’ current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Funds’ income and performance.  It is possible that the Funds will not qualify as a regulated investment company in any given tax year.

B.           Fund Distributions

The Funds anticipate distributing substantially all of their investment company taxable income for each tax year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Funds’ distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2010.  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.  To the extent the Funds’ distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  The Funds’ distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

The Funds anticipate distributing substantially all of its net capital gain for each tax year.  These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.  These distributions do not qualify for the dividends-received deduction.

The Funds may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term).  All capital loss carryovers are listed in the Funds’ financial statements. Any such losses may not be carried back.

Distributions by the Funds that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Funds will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Funds (or of another fund).  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Funds.  Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Funds into account in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months is deemed to be paid by the Funds and received by you on December 31 of that calendar year if the distribution is paid by the Funds in January of the following year.

The Funds will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.           Certain Tax Rules Applicable to the Funds’ Transactions

For Federal income tax purposes, when put and call options purchased by the Funds expire unexercised, the premiums paid by the Funds give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by the Funds expire unexercised, the premiums received by the Funds give rise to short-term capital gains at the time of expiration.  When the Funds exercise a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Funds.  When the Funds exercise a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Funds is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes.  Section 1256 contracts held by the Funds at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by the Funds on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses.  The Funds can elect to exempt their Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Funds in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the character and timing of the Funds’ gains and losses with respect to straddle positions by requiring, among other things, that:  (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Funds have unrealized gains with respect to the other position in such straddle; (2) the Funds’ holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Funds if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pays such liabilities are treated as ordinary income or ordinary loss.  Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Funds’ net capital gain.

If the Funds own shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Funds do not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Funds may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by a Fund to its shareholders.  The Funds also may be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by the Funds as a result of their ownership of shares in a PFIC will not give rise to any deduction or credit to the Funds or to any shareholder.  A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income."  The Funds could elect to "mark-to market" stock in a PFIC.  Under such an election, the Funds would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Funds’ adjusted basis in the PFIC stock.  The Funds would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Funds for prior taxable years.  The Funds’ adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Funds, would be treated as ordinary loss.  The Funds generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.  If the Funds purchase shares in a PFIC and do not elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Funds may be required to include in their income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Funds.  Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D.           Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Funds so elect) of the calendar year. The balance of the Funds’ income must be distributed during the next calendar year.  The Funds will be treated as having distributed any amount on which they are subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Funds reduce their capital gain net income (but not below their net capital gain) by the amount of any net ordinary loss for the calendar year.

The Funds intend to make sufficient distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Funds might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.           Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Funds in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a so called “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of the Funds will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.           Backup Withholding

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you:  (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Funds that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.”  Backup withholding is not an additional tax; rather, any amounts so withheld may be credited against your Federal income tax liability or refunded once the required information or certification is provided.

G.           Foreign Shareholders

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“foreign shareholder”), the tax implications of income received from the Funds will depend on whether the income from the Funds are “effectively connected” with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a foreign shareholder, except as described below, will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution.  You generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Funds and on Fund dividends designated as capital gain dividends, short-term capital gain dividends, and interest-related dividends. “Interest related dividends” are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest in deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain realized by a Fund, computed with certain adjustments. The withholding exemption for short-term capital gain dividends and interest-related dividends, however, generally applies only with respect to taxable years of a Fund beginning before January 1, 2008, unless legislation is enacted extending this exemption.  Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Funds is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Funds will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Funds may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Funds with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Funds can differ from the Federal income taxation rules described above.  These foreign rules are not discussed herein.  Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Funds.

H.           State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Funds can differ from the Federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Funds.

I.           Foreign Income Tax

Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined.  If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Funds will be eligible and intend to file an election with the Internal Revenue Service to pass through to their shareholders the amount of foreign taxes paid by the Funds.  However, there can be no assurance that the Funds will be able to do so.  Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Funds, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes.  You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Funds.

7. Other Matters

A.           The Funds and Their Shareholders

1.           General Information

The Chou U.S. Mutual Funds was organized as a statutory trust under the laws of the State of Delaware on March 1, 2010.  The Trust is registered as an open-end, management investment company under the 1940 Act.  The Funds have an unlimited number of authorized shares of beneficial interest.  The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Funds.

The Funds will continue indefinitely until terminated.

2.           Shareholder Voting and Other Rights

Each share of the Funds has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Delaware law does not require the Funds to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Funds.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder is entitled to a pro rata share of all distributions arising from the Funds’ assets and, upon redeeming shares, will receive the portion of the Funds’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Funds’ shares may, as set forth in the Trust Instrument, call meetings of the Funds for any purpose related to the Funds, including, in the case of a meeting of the Funds, the purpose of voting on removal of one or more Trustees.

3.           Termination or Reorganization of Funds

The Trustees, may, without prior shareholder approval, change the form of organization of the Funds by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company.  Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Funds to another trust, partnership, association or corporation or cause the Funds to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Funds’ registration statement.

4.           Fund Ownership

As of [ ], the percentage of Fund shares owned by all Trustees and officers of the Trust in the aggregate was less than 1% of the outstanding shares of beneficial interest of the Funds.

Also, as of [ ], no shareholders of record owned 5% or more of the shares of either Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund.  Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.  As of [ ], no shareholders may be deemed to control a Fund.  “Control” for this purpose is the ownership of more than 25% of a Fund’s voting securities.

B.           Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust believes that the securities regulators of some states have, in the past, indicated that they and the courts in their states may decline to apply Delaware law on this point.  The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

C.           Proxy Voting Procedures

A copy of the Trust and Chou’s proxy voting procedures are included in Appendix B to this SAI.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available without charge, upon request, by contacting the Transfer Agent at [ ] and (2) on the SEC’s website at http://www.sec.gov.

D.           Code of Ethics

The Trust, Chou and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to eliminate conflicts of interest between the Fund and personnel of the Trust, Chou and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

E.           Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.           Financial Statements

The Trust’s independent registered public accounting firm, [xxx], audits and reports on the Funds’ annual financial statements.  The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and a report of the independent registered public accounting firm.  Shareholders will receive annual audited financial statements and semi-annual unaudited financial information.  As of the date hereof, neither Fund has commenced operations and, thus, financial statements are not available for the Funds.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Investment Grade

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

TO BE INSERTED

B-1

PART C   OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Trust Instrument – Filed herewith.

	(2)	Certificate of Trust – Filed herewith.

(b)		By-laws – Filed herewith.

(c)		Shareholders' rights are contained in Articles IV, V VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII, and VIII of the Registrant’s By-laws.

(d)		Investment Advisory Agreement – To be filed by amendment.

(e)		Underwriting Agreement – To be filed by amendment.

(f)		Bonus or Profit Sharing Contracts – None.

(g)		Custodian Agreement – To be filed by amendment.

(h)	(1)	Transfer Agency Agreement – To be filed by amendment.

	(2)	Administration and Accounting Agreement – To be filed by amendment.

(i)		Opinion and Consent of Counsel – To be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(k)		Omitted Financial Statements – To be filed by amendment.

(l)		Initial Capital Agreement – To be filed by amendment.

(m)		Rule 12b-1 Distribution Plan – To be filed by amendment.

(n)		Rule 18f-3 Multiple Class Plan – None.

(p)		Code of Ethics for Registrant and Chou America Management Inc. – To be filed by amendment.

Item 24.	Persons Controlled by or under Common Control with Registrant

Immediately prior to the contemplated public offering of the Registrant’s shares, the following persons may be deemed individually to control the Funds or the Trust:

Chou America Management Inc. will be the sole shareholder immediately prior to the contemplated public offering of each Fund.

Item 25.                    Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

           Section 1.                      LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2.                      INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii)      as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)      who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)      in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.                      INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

           Section 3.                      Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	I.	Business and Other Connections of Investment Adviser

Chou America Management Inc. provides investment advisory services to all Funds of the Trust.  Chou America Management is organized as a Delaware corporation.  Francis S.M. Chou is the controlling shareholder.  Chou America Management’s offices are located at 110 Sheppard Avenue East, Suite 301, Box 18, Toronto, Ontario, Canada, M2N 6Y8.  Information as to the directors and officers of Chou America Management is included in its current Form ADV filed with the SEC (File No. 801-70814).

Item 27.	Principal Underwriter

(a)           Rafferty Capital Markets, LLC (“RCM”), 59 Hilton Avenue, Garden City, NY  11530, serves as the  the Trust’s principal underwriter.  RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: (1) Direxion Funds; (2) Leuthold Funds; (3) Marketocracy Funds; and (4) Aegis Funds.

(b)           The following table identifies the officers of RCM and their positions, if any, with the Trust.  The business address of each of these individuals is 59 Hilton Avenue, Garden City, New York  11530.

Name	Position with Underwriter	Position with Trust
Thomas A. Mulrooney	President	None
Lawrence C. Rafferty	Director	None
Stephen P. Sprague	Chief Financial Officer	None

(c)           Not applicable.

Item 28.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

Name	Address
Chou America Management Inc	110 Sheppard Avenue East Suite 301, Box 18 Toronto, Ontario, Canada M2N 6Y8
Atlantic Fund Administration	Three Canal Plaza Portland, Maine 04112
Rafferty Capital Management, LLC	59 Hilton Avenue Garden City, New York 11530

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto and the Province of Ontario, Canada on the 5th day of March 2010.

CHOU U.S. MUTUAL FUNDS

By:	/s/ Francis Chou
Francis S.M. Chou
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Francis S.M. Chou	President and Trustee	March 5, 2010
Francis S.M. Chou

/s/ Lily Pinarello	Trustee	March 5, 2010
Lily Pinarello

/s/ David McLean	Trustee	March 5, 2010
David McLean

/s/ Michael J. McKeen	Treasurer and Principal Financial Officer	March 5, 2010
Michael J. McKeen

INDEX TO EXHIBITS

Exhibit	Description
EX-99(a)(1)	Trust Instrument
EX-99(a)(2)	Certificate of Trust
EX-99(b)	By-laws